                             [Cardinal Group Logo]

                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
                     CARDINAL TAX EXEMPT MONEY MARKET FUND
                               THE CARDINAL FUND
                        CARDINAL AGGRESSIVE GROWTH FUND
                             CARDINAL BALANCED FUND
                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                                                         [The Ohio Company Logo]

                                        155 E. Broad St.    Columbus, Ohio 43215

New Accounts and
General Information:
(614) 464-5511
(800) 282-9446

THE CARDINAL GROUP
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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  Message from the Chairman and the President
                                     Page 1

                   Message from the Chief Investment Officer
                                     Page 2

               Portfolio Managers' Discussion of Fund Performance
                                     Page 4

                      Statements of Assets and Liabilities
                                    Page 10

                            Statements of Operations
                                    Page 12

                      Statements of Changes in Net Assets
                                    Page 14

                           Statements of Investments
                                    Page 17

                         Notes to Financial Statements
                                    Page 28

                              Financial Highlights

THE CARDINAL GROUP
--------------------------------------------------------------------------------
MESSAGE FROM THE CHAIRMAN AND THE PRESIDENT
--------------------------------------------------------------------------------

DEAR CARDINAL SHAREHOLDERS,

We are pleased to present you with The Cardinal Group Semi-Annual Report for the period ended March 31, 1998. During the past six months, The Cardinal Group has welcomed several new investors to its family of shareholders while increasing assets by approximately $53 million. The Group ended the period with total net assets of $1.07 billion.

We are also proud of the Group's investment performance which is highlighted on the following pages. Please take a moment to review the Portfolio Managers comments and related financial information.

Over the last six months, there have been a number of significant events we would like to highlight. On December 22, 1997, The Ohio Company entered into an agreement to be acquired by Fifth Third Bancorp. Following regulatory approval, this important event is expected to be consummated in the second quarter of this year. As you know, Cardinal Management Corp., the Investment Advisor for The Cardinal Group, is a wholly-owned subsidiary of The Ohio Company.

On March 12, 1998 the Cardinal Group's Board of Trustees unanimously approved an Agreement and Plan of Reorganization and Liquidation regarding a proposed reorganization of each series of The Cardinal Group with the Fountain Square Funds, a $3.4 billion fund family managed by Fifth Third Bank. In the coming weeks, you will receive a combined prospectus/proxy statement regarding this proposal. We encourage you to read the materials carefully and cast your vote. Subject to approval by Cardinal shareholders, the six funds of The Cardinal Group will be reorganized into corresponding Fountain Square funds on July 11, 1998.

Finally, on March 20, 1998 shareholders of The Cardinal Group approved an investment advisory agreement with Cardinal Management Corp. to continue managing The Cardinal Group portfolios for the period following the acquisition of The Ohio Company by Fifth Third Bancorp until the reorganization of the six funds of The Cardinal Group with Fountain Square Funds.

We thank you for your investment in The Cardinal Group and appreciate your support. We consider it a privilege to serve your investment needs. Sincerely,

/s/ H. Keith Allen                     /s/ Frank W. Seigel
       H. Keith Allen                  Frank W. Siegel, CFA
       Chairman                        President

THE CARDINAL GROUP
--------------------------------------------------------------------------------
MESSAGE FROM THE CHIEF INVESTMENT OFFICER
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The first six months of The Cardinal Group fiscal year was again a positive period but not one without some anxieties. The very positive economic environment to which we have become accustomed remained intact, but uncertainties created by the economic and social turmoil that began to unfold in Southeast Asia caused financial market volatility to increase.

During this six month period US economic activity (GDP) continued to grow at a moderate pace, inflation remained at a remarkably low rate of less than 2% on an annualized basis, and interest rates declined on 10 and 30 year maturity US treasury bonds. In addition, corporate profits grew and evidence of a federal budget surplus, rather than a deficit, became apparent even to administration officials. The troubles in Southeast Asia, which actually began long before the third calendar quarter of 1997 and which resulted from overbuilding, cheap credit and dreams of continued double digit economic growth, manifested themselves in a currency and financial market "meltdown" in late October of last year. While the combination of these positive (US) and negative (Southeast Asia) factors increased financial market volatility, the markets provided positive returns to investors during this six month period. During the first half of the fiscal year the indexes of larger capitalization stocks, the Dow Jones Industrial and the Standard & Poor's 500, provided returns of 11.74% and 17.21% respectively, while the Russell 2000 Index of smaller capitalization stocks returned 5.92%. Bonds too achieved positive returns as the benchmark 30-year US Treasury Bond returned 9.66%.

INTEREST RATES, THE FED AND THE BOND MARKET

Despite record low unemployment and continued economic growth, the trend in bond prices (up) and interest rates (down) remained stable. Fed watchers believed that the Fed might need to "ease the brakes on the economy" to forestall a pick-up in inflation as a result of the factors described above and evidence that wage cost pressures were rising, but any desire on the Fed's part to do so was quickly quashed by events in Asia. With uncertainties in Asia causing international investors to take their capital and flee to safe havens, the value of the dollar increased and US yields fell as the demand for both "greenbacks" and US government securities grew.

THE ECONOMY, INTEREST RATES, ASIAN "FLU" AND THE STOCK MARKET

Like the bond market, stock prices rose during these past six months despite the uncertainties brought on by Asian turmoil. As events in the Pacific region began to unfold, concerned investors sold stocks and the Dow fell from its near record high at the end of September of 7922 to a low of 6926 on October 31. Investors were initially concerned about the negative effect on domestic corporate profits if the recession in Asia was exported to the US. As cooler heads prevailed and the realization that Asia represented only a small part of US economic activity and that the decline in currencies in that region would have a positive effect on US inflation, US equity markets rebounded and actually ended March higher than they began the period in September (7922 on 9/30/97 vs. 8799 on 3/31/98).

THE CARDINAL GROUP
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MESSAGE FROM THE CHIEF INVESTMENT OFFICER (CONTINUED)
--------------------------------------------------------------------------------

Surprisingly strong fourth quarter economic activity and corporate profits combined with continued large cash flows into equity mutual funds reinforced to investors the resiliency of the US economy and the equity markets. Since the Fed chose not to increase interest rates, fearing a further slowing in Asia and decline in Asian currency markets, this lack of action gave further support to equity prices. Large capitalization equities, especially those representing Healthcare and Financial Service companies, were the performance leaders during this period. In the calendar quarter ending December 31, 1997 Technology stocks were "hurt" because it was feared that pricing competition from the Pacific region would intensify further as demand slackened, but as the first quarter of 1998 ended the stocks of these companies again began to perform well and help lead the indexes to new highs.

THE FUTURE

In the short-run it is always difficult to predict with any degree of accuracy the direction and magnitude of equity and bond price movements and returns. However, as we look out over the next 18 to 36 months and longer we anticipate that the very positive environment for financial assets that we have been experiencing will continue. As we have suggested in several of these reports during the past several years, we believe that while corporate profits may slow somewhat (an inevitable reaction after eight years of economic expansion) we do not anticipate that they will turn negative. If indeed they remain positive, inflation and interest rates remain low (less than three and six percent respectively) and the economy continues to grow, albeit slowly, then the environment for stocks and bonds should be quite good.

These good economic factors when combined with the positive effects of the supply/demand relationship being created by changing demographics (an older generation of people earning and saving more) and the "shrinkage" in the number of shares of stocks and bonds available should lead to higher equity markets and lower bond yields.

While quite positive in our expectations, we do not expect this "tree to grow to the sky" unabated. Markets have always experienced volatility, periods of negative returns caused by uncertainty, and the magnification of both good and bad news. As an investor one must expect those happenings. However, long-term fundamentals remain quite strong and we suggest remaining fully invested in a diversified portfolio of high quality stocks and bonds so that you can take advantage of the positive secular trends.

HAROLD C. ELLIOTT
SENIOR VICE PRESIDENT & CHIEF INVESTMENT OFFICER

THE CARDINAL GROUP
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CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

For the six months ended March 31, 1998, Cardinal Government Securities Money Market Fund produced an annualized total return of 4.60%. The seven day yield as of that date was 4.53%. The fund, which invests in repurchase agreements and other short-term obligations of the U.S. Government and its agencies, is designed to provide monthly income from a high quality and liquid investment portfolio.

WHAT WAS THE MONEY MARKET ENVIRONMENT OVER THE PAST 6 MONTHS?

Since the Federal Reserve last altered its credit stance in March, 1997, the credit markets in which money market funds participate have moved in a narrow trading range awaiting economic developments. The Federal Reserve has been able to stay on the sidelines as strength in the U.S. economy has been largely offset by Asian economic difficulties.

WHAT IS THE OUTLOOK FOR THE COMING MONTHS?

Our economic outlook calls for the Federal Reserve to remain on hold as the Asian economic flu continues to unfold. The weakness being exported by the Asian countries should moderate the growth of the world economy and continue to keep price increases in check. Credit markets should continue to enjoy the stability of the past year.

As manager of Cardinal Government Securities Money Market Fund, John R. Carle, CFA, is responsible for the day-to-day management of the Fund's portfolio. Mr. Carle has 30 years of investment experience and has been portfolio manager for the Fund since January 1, 1996.

--------------------------------------------------------------------------------
CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

For the six months ended March 31, 1998, the Cardinal Tax Exempt Money Market Fund produced a total annualized return of 2.99%. The fund had a current average maturity of 76 days as of March 31, 1998. Many of the bonds held in the portfolio are credit enhanced, meaning they are insured or backed by an irrevocable bank letter of credit.

The investment strategy undertaken in the fund over the last six months has been to increase maturity to preserve yields in an anticipation of declining interest rates. The fund has also endeavored to purchase those issues that provide an optimal tax advantage to the shareholders.

On October 1, 1997, Jeffrey L. Alton assumed portfolio management responsibility for the fund. Jeff is a Chartered Financial Analyst and holds a bachelor's degree in business administration from The University of Notre Dame. He has 5 years of portfolio management experience.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
THE CARDINAL FUND
--------------------------------------------------------------------------------

Through the first six months ending March 31, 1998, the stock market continued to exhibit the strength which has lifted most large capitalization indices to record highs. Also, both mid-cap and smaller capitalization indices have been elevated to record levels as well. The Dow Jones and the S&P 500 have made tremendous moves during this time period, with the Dow Index nearing 9000, and the broader S&P crossing the 1100 barrier. As we have commented several times in the past, the upward momentum continues to be in place although not without the short periods of volatility that one can expect in these markets.

ASSESSING PERFORMANCE...

We are pleased to report to our shareholders, that The Cardinal Fund has continued to perform quite well in the current market environment. The total return for the six months ended March 31, 1998 was 13.5%, which compares favorably to both the Dow Jones and S&P indices. Our return, when benchmarked against comparable funds in the Lipper Analytical Service, continues to meet our goal of consistently ranking in the upper half of funds with similar investment objectives.

WHAT IS THE CURRENT STRATEGY FOR PORTFOLIO MANAGEMENT?

The Fund's investment strategy continues to be one of consistency. The Cardinal Fund remains fully invested at most times, selecting issues primarily of large capitalization companies, which exhibit strong management capabilities, and long track records of consistent earnings growth. General Electric, Coca Cola, and Procter and Gamble are examples of the types of issues the Fund owns, and are consistent with our investment philosophy and methodology.

WHAT AREAS OF THE FUND PERFORMED WELL, AND WHERE DO YOU SEE VALUE?

In viewing the Fund, investors will note that we currently maintain slight overweightings in the sectors of Technology, Healthcare, Financial Institutions, and Energy. These four primary sectors represent, in our view, the best places to weight a portfolio. Issues such as Microsoft, Intel, Merck, Pfizer, Johnson & Johnson, and Royal Dutch Petroleum are representative of the positions we have built in the portfolio during the past several months.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE CARDINAL FUND?

For the market, we expect a continuation of the current upward trend, in particular the larger capitalization issues of corporate America. We expect that inflation will remain in check and that interest rates will stabilize at current levels. The lower inflationary environment provides a great opportunity for investors in financial assets. To capitalize on this opportunity, we shall continue to remain at or near a full investment posture, broadly diversifying the portfolio among several industry sectors and many issues within these sectors.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
THE CARDINAL FUND (CONTINUED)
--------------------------------------------------------------------------------

As of March 31, 1998, the Fund's largest five holdings were: General Electric, Microsoft, Cincinnati Financial, Mobil and Royal Dutch.

John Bevilacqua assumed management of The Cardinal Fund on January 1, 1996. He has in excess of 23 years of investment experience. He received his MBA from Xavier University, and Bachelors of Science from Franklin University.

--------------------------------------------------------------------------------
CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

For the first half of the Cardinal Aggressive Fund's fiscal year (ending March 31st, 1998) the Fund produced a total return exclusive of sales charge of -2.04%. As a basis of comparison the Russell 2000 index of smaller capitalization companies achieved a total return of 5.92%.

The Cardinal Aggressive Growth Fund is managed by Harold C. Elliott.

As described in the earlier comments (by The Chief Investment Officer) the performance of the equity markets during the first half of the Fund's fiscal year was a positive yet rather volatile period. During the first three months the uncertainties created by the economic and social unrest in Southeast Asia and the anticipated effects had a particularly negative impact on the stocks of higher multiple technology companies which represent a large percentage of this fund. As previously described the stocks of Technology companies are historically more volatile than the market as a whole, and thus can add volatility to the Fund at any time, and during this period certainly did. As indications of a slow down in the rapid economic growth in this part of the world became apparent investors sold stocks of companies (many technology) which had been benefiting from that growth.

While the first quarter of the fiscal year was decidedly negative, the period from December 31, 1997 to the end of March was just the opposite. During this quarter the Cardinal Aggressive Fund provided a total return of 12.1%. This compares to the returns for the Russell 2000 of 9.99%. During this period the market shrugged off an influx of negative earnings pre-announcements and economic indicators that initial signaled the possibility of an interest rate hike. That rate hike never materialized and the markets climbed to new highs, led by Technology, Communications and Healthcare companies.

Despite the uncertainties described above, we continue to believe that the environment for financial assets remains quite positive. The prospects for continued moderate domestic economic growth; expansion of corporate profits, low inflation and declining interest is the "fuel" that propels the value of stock and bond prices. Under this scenario the fund will continue to focus on those companies such as Technology, Healthcare and Financial Services that will benefit from the long-term, meaningful effects of changing demographics.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
CARDINAL AGGRESSIVE GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

PHILOSOPHY AND STRATEGY

The objective of the Cardinal Aggressive Growth Fund is to achieve superior relative and absolute investment returns through investment in a portfolio of small, moderate and larger companies chosen for their participation in rapidly growing industries, because of prospects for above average growth and from their unique products or services, or because of industry consolidation.

Company selection is further refined by additional fundamental and growth criteria is used to identify characteristics of quality and growth. These criteria include an analysis of revenue and earnings growth, return on equity, operating margins and prudent use of debt.

At the end of March the funds largest equity holdings included Airtouch Communications, WorldCom, Computer Sciences, Microsoft, Tellabs and Chancellor Media.

THE CARDINAL GROUP
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CARDINAL BALANCED FUND
--------------------------------------------------------------------------------

The activity in the financial markets for the six months ending March 31, 1998 could be characterized as having a Jekyll and Hyde complex. During the fourth quarter of 1997 the Asian crisis had a negative impact on stock markets and a positive impact on the bond market. Stocks flat to down, interest rates down, bond prices up. As we moved into the first quarter of 1998 it became apparent that the Asian crisis was not going to have a near term negative impact on the U.S. economy and that domestic economic strength would continue. As a result the stock market reacted positively and interest rates remained unchanged. The net of it all was the six month period ending March 31, 1998 was a good one for financial assets. The Standard & Poor's 500 was up 17.2%, the Dow Jones Industrial Average was up 11.7% and interest rates as measured by 10 year U.S. Treasury Notes declined in yield from 6.2% to 5.7%.

ASSESSING PERFORMANCE

Cardinal Balanced Fund's performances continued to be quite strong during the last six months. For the quarter ending December 31, 1997, your fund ranked 48th out of 383 balanced mutual funds in the Lipper Analytic Balanced fund universe or in the top 13%. For the quarter ending March 31, 1998, your fund ranked 70th out of 396 funds or in the top 18%. For the twelve month period ending March 31, 1998, the fund ranked 49th out of 367 funds or in the top 13% of Balanced Mutual funds.

WHAT SECTIONS OF THE PORTFOLIO PERFORMED PARTICULARLY WELL?

Over the last six months, Capital Goods, Communications, Services, Consumer Cyclicals, Financial Services, Healthcare and Technology have all outperformed their respective sectors. Energy, as a result of declining oil prices, had the weakest returns.

THE STRATEGY FOR THE CARDINAL BALANCED FUND

As long as our outlook for the economy continues to be one of strong economic growth, low inflation, low to declining interest rates we will keep the fund fully invested with about 65% in common stocks and the balance in bonds.

WHERE HAS EMPHASIS BEEN PLACED IN THE COMMON STOCK PORTFOLIO?

Emphasis has been and continues to be on Financial Services (H.F. Ahmanson, Bank of New York, T. Rowe Price), Capital Goods (Textron, General Electric, Tyco), Health Care (Merck, Pfizer, Tenet Healthcare) and Technology (Compaq, Lucent, Cisco).

THE CARDINAL GROUP
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CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

For the three months ended March 31, 1998, the Cardinal Government Obligations Fund, which invests in a portfolio of U.S. Government agency securities, earned a total return of 1.35% (exclusive of sales charges). For the trailing 12 months that return was 9.71%.

HOW WOULD YOU ASSESS THE FUND'S PERFORMANCE?

The fund has continued to post solid returns during the first half of the current fiscal year. For the trailing 12 months ending March 31, 1998, the fund earned a total return (exclusive of sales charges) of 9.71%. The Lipper universe of 51 Ginnie Mae funds [mutual funds investing primarily in securities issued by the Government National Mortgage Association (GNMA)] produced an average return of 10.70% during this period. The shorter average life of our portfolio caused this performance lag. Since our goal is to consistently rank in the top 50% of our peer group, we are taking steps to improve our relative position.

WHAT WAS YOUR STRATEGY DURING THE PAST SIX MONTHS?

Our strategy over the past six months has been to increase the fund's holdings of current production GNMA single-family pools in an effort to construct a portfolio of slightly longer duration, as well as one that will be more responsive to market price movements.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

We continue to expect a slowing of economic activity in the U.S. as the effects of the Asian economic difficulties continue to develop. This should cause interest rates to decline from present levels, and the steps we have taken to extend the life of the fund's portfolio should reward the fund's shareholders with competitive returns.

The Fund is managed by John R. Carle, CFA, who has 30 years of securities investment experience and has managed the Fund since its inception in February, 1986.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE
DATA)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                                                CARDINAL
                                                               GOVERNMENT      CARDINAL
                                                               SECURITIES     TAX EXEMPT
                                                              MONEY MARKET   MONEY MARKET
                                                                  FUND           FUND
                                                              ------------   ------------
ASSETS:
Investments in securities at amortized cost.................    $410,004       $59,820
Repurchase agreements, at cost..............................     153,002             0
                                                                --------       -------
            Total investments...............................     563,006        59,820
Cash........................................................         289           669
Interest receivable.........................................       3,718           690
Receivable for securities sold..............................           0         1,500
Receivable for Fund shares sold.............................          33            17
Other assets (note 5).......................................         395            70
                                                                --------       -------
            Total assets....................................     567,441        62,766
                                                                --------       -------

LIABILITIES:
Payable for investment securities purchased.................      40,000         2,030
Payable for shareholder distributions.......................           0            10
Accrued investment management and transfer agent fees (note
  4)........................................................         330            30
Other accrued expenses......................................         103            19
                                                                --------       -------
            Total liabilities...............................      40,433         2,089
                                                                --------       -------
Commitments and contingencies (note 5)

NET ASSETS:
Paid in capital.............................................     527,026        60,679
Accumulated net realized loss on investments................        (402)           (2)
Undistributed net investment income.........................         384             0
                                                                --------       -------
            Total net assets................................    $527,008       $60,677
                                                                ========       =======
Outstanding shares of beneficial interest...................     527,008        60,677
                                                                ========       =======
NET ASSET VALUE PER SHARE...................................      $1.00          $1.00
                                                                ========       =======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE
DATA)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                                                 CARDINAL                CARDINAL
                                                                AGGRESSIVE   CARDINAL   GOVERNMENT
                                                 THE CARDINAL     GROWTH     BALANCED   OBLIGATIONS
                                                     FUND          FUND        FUND        FUND
                                                 ------------   ----------   --------   -----------
ASSETS:
Investments in securities, at value (cost
  $148,184, $8,888, $14,125, and $110,450).....    $300,464      $13,506     $18,672     $112,828
Repurchase agreements, at cost.................      27,555           81         488        5,540
                                                   --------      -------     -------     --------
         Total investments.....................     326,019       13,587      19,160      118,368
                                                   --------      -------     -------     --------
Dividends and interest receivable..............         378            7          59          744
Receivable for investment securities sold......           0          310           0       17,857
Receivable for Fund shares sold................       1,153           41         188          217
Other assets (note 5)..........................         113            1           1           16
Deferred organizational cost...................          42            3           3           27
                                                   --------      -------     -------     --------
         Total assets..........................     329,705       13,949      19,411      137,229
                                                   --------      -------     -------     --------
LIABILITIES:
Payable for investment securities purchased....           0          318           0       14,680
Payable for Fund shares redeemed...............       1,230           45         174          218
Payable for shareholder distributions..........           0            0           0          697
Accrued investment management and transfer
  agent fees (note 4)..........................         194            9          12           68
Other accrued expenses.........................         163           18          29           74
                                                   --------      -------     -------     --------
         Total liabilities.....................       1,587          390         215       15,737
                                                   --------      -------     -------     --------
Commitments and contingencies (note 5)
NET ASSETS:
Paid in capital................................     168,498        9,438      14,116      137,618
Accumulated net realized gain (loss) on
  investments..................................       7,346         (312)         44      (18,496)
Undistributed net investment income (loss).....          (6)         (52)          1           (8)
Unrealized gain on investments.................     152,280        4,485       5,035        2,379
                                                   --------      -------     -------     --------
         Total net assets......................    $328,118      $13,559     $19,196     $121,493
                                                   ========      =======     =======     ========
NET ASSETS:
Investor shares................................    $296,184      $ 9,665     $17,088     $115,467
Institutional shares...........................      31,934        3,694       2,108        6,026
                                                   --------      -------     -------     --------
         Total.................................    $328,118      $13,559     $19,196     $121,493
                                                   ========      =======     =======     ========
OUTSTANDING SHARES OF BENEFICIAL INTEREST
Investor shares................................      16,905          671       1,244       14,047
Institutional shares...........................       1,822          270         153          732
                                                   --------      -------     -------     --------
         Total.................................      18,727          941       1,397       14,779
                                                   ========      =======     =======     ========
NET ASSET VALUE
Investor shares................................    $  17.52      $ 14.40     $ 13.73     $   8.22
Institutional shares...........................    $  17.53      $ 14.40     $ 13.74     $   8.23
                                                   ========      =======     =======     ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                            CARDINAL
                                                           GOVERNMENT             CARDINAL
                                                           SECURITIES            TAX EXEMPT
                                                          MONEY MARKET          MONEY MARKET
                                                              FUND                  FUND
                                                          ------------          ------------
INVESTMENT INCOME:
Interest............................................         $14,233               $1,107
                                                             -------               ------

EXPENSES:
Investment management fees (note 4).................           1,355                  155
Transfer agent fees and expenses (note 4)...........             666                   40
                                                             -------               ------
          Total affiliated expenses.................           2,021                  195
                                                             -------               ------
Custodian fees......................................              13                    2
Accounting fees.....................................              34                   10
Professional fees...................................              50                   12
Reports to shareholders.............................              76                    9
Trustees' fees......................................              27                    1
Registration fees...................................              27                    6
Other expenses......................................              59                    2
Amortization of deferred organizational cost........              17                    3
                                                             -------               ------
          Total non-affiliated expenses.............             303                   45
                                                             -------               ------
          Total expenses............................           2,324                  240
                                                             -------               ------
          Net investment income.....................          11,909                  867
                                                             -------               ------
          Net realized loss from security
            transactions............................               2                   (2)
                                                             -------               ------
          Net increase in net assets from
            operations..............................         $11,911               $  865
                                                             =======               ======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                              CARDINAL                CARDINAL
                                                             AGGRESSIVE   CARDINAL   GOVERNMENT
                                              THE CARDINAL     GROWTH     BALANCED   OBLIGATIONS
                                                  FUND          FUND        FUND        FUND
                                              ------------   ----------   --------   -----------
INVESTMENT INCOME:
Dividends...................................    $ 1,928        $  27       $   61      $    0
Interest....................................        794           18          191       4,810
                                                -------        -----       ------      ------
          Total income......................      2,722           45          252       4,810
                                                -------        -----       ------      ------
EXPENSES:
Investment management fees (note 4).........        898           47           66         311
Distribution fees (note 4)..................        149            1           11          48
Administrative service fees (note 4)........          0            1            1           1
Transfer agent fees and expenses (note 4)...        107            9           12          64
                                                -------        -----       ------      ------
          Total affiliated expenses.........      1,154           56           90         424
                                                -------        -----       ------      ------
Custodian fees..............................          9            4            4          14
Accounting fees.............................         25           10           10          18
Professional fees...........................         32            6            4          16
Reports to shareholders.....................         25            7            4          11
Trustees' fees..............................         10            1            1           5
Registration fees...........................         18            4            3          11
Other expenses..............................         28            2            2           6
Amortization of deferred organizational
  cost......................................          7            5            5           4
                                                -------        -----       ------      ------
          Total non-affiliated expenses.....        154           39           33          85
                                                -------        -----       ------      ------
          Total expenses....................      1,308           97          123         509
                                                -------        -----       ------      ------
          Net investment income (loss)......      1,414          (52)         129       4,301
                                                -------        -----       ------      ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) from security
  transactions..............................      7,316          528           86         754
Increase in unrealized gain (loss) on
  investments...............................     30,930         (706)       1,875        (601)
                                                -------        -----       ------      ------
          Net realized gain (loss) and
            increase in unrealized gain on
            investments.....................     38,246         (178)       1,961         153
                                                -------        -----       ------      ------
          Net increase in net assets from
            operations......................    $39,660        $(230)      $2,090      $4,454
                                                =======        =====       ======      ======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)
YEAR ENDED SEPTEMBER 30, 1997

                                                   CARDINAL
                                                  GOVERNMENT                       CARDINAL
                                                  SECURITIES                      TAX EXEMPT
                                                 MONEY MARKET                    MONEY MARKET
                                                     FUND                            FUND
                                        ------------------------------   -----------------------------
                                        SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                         MARCH 31, 1998       1997        MARCH 31, 1998       1997
                                        ----------------   -----------   ----------------   ----------
FROM OPERATIONS:
Net investment income.................     $  11,909       $    23,173       $    867       $   1,783
Net realized gain (loss) from security
  transactions........................             2               (92)            (2)              0
                                           ---------       -----------       --------       ---------
          Net increase in net assets
            from operations...........        11,911            23,081            865           1,783
                                           ---------       -----------       --------       ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders...       (11,911)          (23,099)          (865)         (1,783)
                                           ---------       -----------       --------       ---------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of fund shares.....       747,207         1,330,914         83,671         155,053
Reinvestment of distributions to
  shareholders........................        11,395            22,599            858           1,668
Cost of fund shares redeemed..........      (735,858)       (1,327,106)       (84,136)       (156,352)
                                           ---------       -----------       --------       ---------
     Increase (decrease) in net assets
       from capital share
       transactions...................        22,744            26,407            393             369
                                           ---------       -----------       --------       ---------
     Net increase (decrease) in net
       assets.........................        22,744            26,389            393             369
NET ASSETS -- beginning of period.....       504,264           477,875         60,284          59,915
                                           ---------       -----------       --------       ---------
NET ASSETS -- end of period...........     $ 527,008       $   504,264       $ 60,677       $  60,284
                                           =========       ===========       ========       =========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)
YEAR ENDED SEPTEMBER 30, 1997

                                                                                          CARDINAL AGGRESSIVE
                                                           THE CARDINAL FUND                  GROWTH FUND
                                                     -----------------------------   -----------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                      MARCH 31, 1998       1997       MARCH 31, 1998       1997
                                                     ----------------   ----------   ----------------   ----------
FROM OPERATIONS:
Net investment income (loss).......................      $  1,414        $  2,539        $   (52)        $  (174)
Net realized gain (loss) from security
  transactions.....................................         7,316          19,070            528            (809)
Increase (decrease) in unrealized gain on
  investments......................................        30,930          63,545           (706)          4,242
                                                         --------        --------        -------         -------
  Net increase (decrease) in net assets from
    operations.....................................        39,660          85,154           (230)          3,259
                                                         --------        --------        -------         -------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income -- Investor
  shares...........................................        (1,446)         (2,179)             0               0
Distributions of net investment income --
  Institutional shares.............................          (160)           (174)             0               0
Tax return of capital distribution.................             0               0              0            (192)
Distribution of net realized gains from security
  transactions.....................................       (19,677)        (19,080)             0             (31)
                                                         --------        --------        -------         -------
  Total distributions to shareholders..............       (21,183)        (21,433)             0            (223)
                                                         --------        --------        -------         -------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
INVESTOR SHARES:
Proceeds from sale of fund shares..................         8,257          12,835            328           1,736
Reinvestment of distributions to shareholders......        17,895          19,793              0             218
Cost of fund shares redeemed.......................       (14,968)        (51,330)          (284)         (4,087)
                                                         --------        --------        -------         -------
  Increase (decrease) in net assets from Investor
    share transactions.............................        11,584         (18,702)            44          (2,133)
                                                         --------        --------        -------         -------
INSTITUTIONAL SHARES:
Proceeds from sale of fund shares..................         3,184          24,912            361           3,720
Reinvestment of distributions to shareholders......         2,092             174              0               0
Cost of fund shares redeemed.......................        (2,008)         (4,358)          (470)           (438)
                                                         --------        --------        -------         -------
Increase in net assets from Institutional share
  transactions.....................................         3,268          20,728           (109)          3,282
                                                         --------        --------        -------         -------
  Net increase (decrease) in net assets............        33,329          65,747           (295)          4,185
NET ASSETS -- beginning of period..................       294,789         229,042         13,854           9,669
                                                         --------        --------        -------         -------
NET ASSETS -- end of period........................      $328,118        $294,789        $13,559         $13,854
                                                         ========        ========        =======         =======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)
YEAR ENDED SEPTEMBER 30, 1997

                                                               CARDINAL                   CARDINAL GOVERNMENT
                                                             BALANCED FUND                 OBLIGATIONS FUND
                                                     -----------------------------   -----------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                      MARCH 31, 1998       1997       MARCH 31, 1998       1997
                                                     ----------------   ----------   ----------------   ----------
FROM OPERATIONS:
Net investment income..............................      $   129         $   340         $  4,301        $  9,220
Net realized gain (loss) from security
  transactions.....................................           86           1,440              754            (155)
Increase (decrease) in unrealized gain on
  investments......................................        1,875           1,687             (601)          2,682
                                                         -------         -------         --------        --------
  Net increase in net assets from operations.......        2,090           3,467            4,454          11,747
                                                         -------         -------         --------        --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income -- Investor
  shares...........................................         (155)           (274)          (4,173)         (8,849)
Distributions of net investment income --
  Institutional shares.............................          (18)            (20)            (205)           (301)
Distribution of net realized gains from security
  transactions.....................................       (1,101)         (1,235)               0               0
                                                         -------         -------         --------        --------
  Total distributions to shareholders..............       (1,274)         (1,529)          (4,378)         (9,150)
                                                         -------         -------         --------        --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
INVESTOR SHARES:
Proceeds from sale of fund shares..................          858           1,191            2,352           8,628
Reinvestment of distributions to shareholders......        1,050           1,413            2,288           4,918
Cost of fund shares redeemed.......................       (1,165)         (3,029)          (9,017)        (28,973)
                                                         -------         -------         --------        --------
  Decrease in net assets from Investor share
    transactions...................................          749            (425)          (4,377)        (15,427)
                                                         -------         -------         --------        --------
INSTITUTIONAL SHARES:
Proceeds from sale of fund shares..................          347           2,004              680           6,374
Reinvestment of distributions to shareholders......          130              20              201             301
Cost of fund shares redeemed.......................         (170)           (558)            (682)           (998)
                                                         -------         -------         --------        --------
Increase in net assets from Institutional share
  transactions.....................................          307           1,466              199           5,677
                                                         -------         -------         --------        --------
  Net increase (decrease) in net assets............        1,872           2,979           (4,652)         (7,153)
NET ASSETS -- beginning of period..................       17,324          14,345          126,145         133,298
                                                         -------         -------         --------        --------
NET ASSETS -- end of period........................      $19,196         $17,324         $121,493        $126,145
                                                         =======         =======         ========        ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS) --

CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                                      AMORTIZED
                              MATURITY      FACE        COST
                                DATE       AMOUNT     (NOTE 2)
                              --------     ------     ---------
U.S. GOVERNMENT-SPONSORED ENTERPRISES AND FEDERAL AGENCY
OBLIGATIONS 73%
 Federal Farm Credit Bank
   Note 5.90%...............  06-02-98    $ 10,000    $ 10,006
 Federal Farm Credit Bank
   Note 5.47%...............  04-01-98       5,000       5,000
 Federal Farm Credit Bank
   Note 5.65%...............  07-01-98      30,000      30,000
 Federal Farm Credit Bank
   Note 5.35%...............  05-01-98       5,000       5,000
 Federal Farm Credit Bank
   Note 5.37%...............  08-03-98      30,000      30,000
 Federal Farm Credit Bank
   Note 5.50%...............  06-02-98      10,000      10,000
 Federal Farm Credit Bank
   Note 5.43%...............  09-01-98      20,000      20,000
 Federal Farm Credit Bank
   Note 5.46%...............  07-01-98      25,000      25,000
 Federal Farm Credit Bank
   Note 5.46%...............  10-01-98       5,000       5,000
 Student Loan Marketing
   Association Note 5.56%...  01-27-99       5,000       5,000
 Student Loan Marketing
   Association Note 5.63%...  03-12-99       5,000       5,000
 Student Loan Marketing
   Association Note 5.53%...  03-04-99      10,000       9,997
 Student Loan Marketing
   Association Note 5.54%...  04-16-98       5,000       5,000
 Student Loan Marketing
   Association Note 5.58%...  05-21-98      30,000      30,000
 Student Loan Marketing
   Association Note 5.63%...  06-18-98      30,000      30,000
 Student Loan Marketing
   Association Note 5.54%...  07-16-98      30,000      30,000
 Student Loan Marketing
   Association Note 5.49%...  08-20-98      35,000      35,000
 Student Loan Marketing
   Association Note 5.49%...  09-17-98      25,000      25,000
 Federal Home Loan Bank Note
   5.58%....................  03-02-99      10,000      10,000
 Federal Home Loan Bank Note
   5.82%....................  06-16-98      10,000      10,000
 Federal Home Loan Bank Note
   5.72%....................  06-30-98      10,000       9,997
 Federal Home Loan Bank Note
   5.80%....................  09-18-98      15,000      15,005
 Federal Home Loan Bank Note
   5.53%....................  02-26-99       5,000       5,000
 Federal Home Loan Bank Note
   5.65%....................  03-30-99       5,000       5,000

                                                      AMORTIZED
                              MATURITY      FACE        COST
                                DATE       AMOUNT     (NOTE 2)
                              --------     ------     ---------
U.S. GOVERNMENT-SPONSORED ENTERPRISES AND FEDERAL AGENCY  OBLI-
GATIONS 73% (CONTINUED)
 Federal Home Loan Bank Note
   5.61%....................  03-02-99    $  5,000    $  5,000
 Federal Home Loan Bank Note
   5.58%....................  03-11-99       5,000       5,000
 Federal Home Loan Bank Note
   5.63%....................  02-26-99       5,000       5,000
 Federal Home Loan Bank Note
   5.70%....................  03-17-99      15,000      15,000
 Federal Home Loan Bank Note
   5.70%....................  04-15-98      10,000      10,000
                                                      --------
 TOTAL U.S. GOVERNMENT-
   SPONSORED ENTERPRISES AND
   FEDERAL AGENCY
   OBLIGATIONS..............                           410,004
                                                      --------
REPURCHASE AGREEMENTS 27%
 Fifth Third Bank 5.88%
   (collateralized by U.S.
   Government Obligations,
   $4,082,000)..............  04-01-98       4,002       4,002
 Merrill Lynch Gov't.
   Securities Inc. 5.90%
   (collateralized by U.S.
   Government Obligations,
   $15,300,000).............  04-01-98      15,000      15,000
 Paine Webber Inc. 5.92%
   (collateralized by U.S.
   Government Obligations,
   $14,280,000).............  04-01-98      14,000      14,000
 Paine Webber Inc. 5.58%
   (collateralized by U.S.
   Government Obligations,
   $40,800,000).............  04-06-98      40,000      40,000
 Prudential 5.56%
   (collateralized by U.S.
   Government Obligations,
   $35,700,000).............  04-02-98      35,000      35,000
 Smith Barney Shearson 5.53%
   (collateralized by U.S.
   Government Obligations,
   $45,900,000..............  04-07-98      45,000      45,000
                                                      --------
 TOTAL REPURCHASE
   AGREEMENTS...............                           153,002
                                                      --------
 TOTAL INVESTMENTS AT
   AMORTIZED COST 100%......                          $563,006
                                                      ========

---------------

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS) --

CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                                                          FINAL      FACE
                                                               2a-7*     MATURITY   AMOUNT/   AMORTIZED
                                                              MATURITY     DATE     SHARES      COST
                                                              --------   --------   -------   ---------
MUNICIPAL BONDS 24%
 Dade County Florida, 5.00%.................................  10-01-98   10-01-98   $1,475     $ 1,484
 Burke County Georgia currently 3.75%.......................  04-01-98   07-01-24      900         900
 Chicago, Illinois currently 3.60%..........................  12-04-98   01-01-06    1,000       1,000
 Chicago, Illinois currently 3.55%..........................  02-04-99   01-31-00    1,000       1,000
 Indiana Health Facilities, 5.00%...........................  11-01-98   11-01-98    1,000       1,006
 Indiana Health Facilities currently 3.70%..................  04-07-98   01-01-22    2,000       2,000
 Michigan Hospital currently 3.75%..........................  04-07-98   12-01-23    2,000       2,000
 Allen County Ohio currently 3.20%..........................  04-07-98   02-01-18    1,000       1,000
 Hamilton County Ohio currently 3.65%.......................  04-07-98   01-01-18    1,920       1,920
 Ohio School Districts, currently 3.70%.....................  04-07-98   12-29-98    2,000       2,000
                                                                                               -------
                                                                                                14,310
                                                                                               -------
GENERAL OBLIGATION BONDS 21%
 Columbus, Ohio currently 3.55%.............................  04-07-98   12-01-17    1,600       1,600
 District of Columbia, 7.70%................................  06-01-98   06-01-04    1,000       1,026
 Michigan State, 4.50%......................................  09-30-98   09-30-98    2,000       2,009
 Ohio School District Cash Flow Borrowing Program, 4.47%....  06-30-98   06-30-98    2,000       2,003
 Ohio State Building Authority, 5.00%.......................  10-01-98   10-01-98    1,850       1,862
 Ohio State Building Authority, 5.00%.......................  10-01-98   10-01-98    1,750       1,761
 Ohio State Public Facilities, 7.00%........................  06-01-98   06-01-00    1,000       1,025
 Summit County, Ohio Bond Anticipation, 4.50%...............  06-04-98   06-04-98    1,000       1,001
                                                                                               -------
                                                                                                12,287
                                                                                               -------
REVENUE BONDS 55%
 Ashtabula County, Ohio Industrial Development currently
   3.85%....................................................  04-07-98   12-01-16    2,400       2,400
 Clackamas County, Oregon Hospital Facilities Authority
   currently 3.75%..........................................  04-01-98   04-01-14    1,100       1,100
 Clark County, Kentucky Pollution Control, 3.75%............  10-15-98   10-15-14    2,230       2,230
 Cornell Township, Michigan Economic Development currently
   3.40%....................................................  06-08-98   03-01-15    2,000       2,000
 Grand Rapids, Michigan Water, 3.60%........................  04-07-98   01-01-20    2,000       2,000
 Kansas City, Missouri currently 3.90%......................  04-01-98   10-15-14      300         300
 Kentucky Development Financial Authority currently 3.70%...  04-07-98   12-01-15      900         900
 Lakewood, Ohio, 3.60%......................................  12-01-98   12-01-98    1,025       1,025
 Michigan Strategic Fund currently 3.05%....................  04-07-98   09-01-25    1,500       1,500
 Michigan Health currently 3.75%............................  04-07-98   12-01-23    1,000       1,000
 New York City Revenue Anticipation A, 4.50%................  06-30-98   06-30-97    2,000       2,004
 Ohio State Building Authority, 7.75%.......................  10-01-98   06-01-00      500         520
 Ohio State Education currently 3.65%.......................  04-07-98   12-01-06    1,025       1,025
 Ohio State Public Facilities, 5.00%........................  06-01-98   06-01-98    1,000       1,002
 Ohio State Public Facilities Commission Series II B,
   4.50%....................................................  11-01-98   11-01-98    1,000       1,005
 Ohio State Water Development, 7.50%........................  06-01-98   12-01-08    1,610       1,653
 Plain, Ohio Local School District, 4.00%...................  04-15-98   04-15-98    2,000       2,000
 Washington Health currently 3.85%..........................  04-01-98   10-01-05    1,300       1,300
 Washington Health currently 3.85%..........................  12-31-98   10-01-05    1,000       1,000
 West Lafayette, Indiana, 4.07%.............................  12-01-98   12-31-98    1,000       1,002
 Wood County Ohio, 7.875%...................................  04-15-98   12-01-13      500         523
 Worthington, Ohio currently 3.90%..........................  08-15-98   04-15-98    2,000       2,000
 York County, South Carolina currently 3.64%................  08-15-98   08-15-14      980         980
 York County, South Carolina currently 3.64%................  04-01-98   08-15-14    1,955       1,955
 Uinta County, Wyoming Pollution Control, 3.85%.............  04-01-98   08-15-20      800         800
                                                                                               -------
                                                                                                33,223
                                                                                               -------
 TOTAL INVESTMENTS AT AMORTIZED COST........................                                   $59,820
                                                                                               =======

---------------

 * Rule 2a-7, of the Investment Company Act of 1940, defines maturity as the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
Cost also represents cost for Federal income tax purposes.
See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --

THE CARDINAL FUND
--------------------------------------------------------------------------------
MARCH 31, 1998 (UNAUDITED)

                                     FACE/       MARKET
                                     SHARES      VALUE
                                     ------      ------
COMMON STOCK 92%
BASIC MATERIALS 3%
  Aluminum Company of America....      10,000   $    688
  Dow Chemical Co................      20,000      1,945
  Dupont de Nemours and Co.......      51,400      3,495
  International Paper............      20,000        936
  Monsanto Company...............      25,000      1,300
  Potash Corp. Saskatchewan......      10,000        909
  Willamete Industries...........      20,000        751
  Worthington Industries.........      30,000        544
                                                --------
                                                  10,568
                                                --------
CAPITAL GOODS 9%
  Asea Brown Brovari ADR.........      10,000      1,393
  Boeing Company.................      20,000      1,043
  Caterpillar, Inc...............      30,000      1,652
  Deere & Company................      25,000      1,548
  General Electric Company.......     140,000     12,066
  Johnson Controls Inc...........      25,000      1,517
  Minnesota Mining &
    Manufacturing Co.............      25,000      2,280
  Textron, Incorporated..........      80,000      6,160
  Tyco International Ltd.........      24,000      1,311
  U.S. Filter Corporation........      35,000      1,229
                                                --------
                                                  30,199
                                                --------
COMMUNICATIONS 5%
  GTE Corp.......................     100,000      5,988
  LCI International, Inc.........      50,000      1,925
  MCI Communications, Corp.......      51,000      2,525
  Pacific Gateway Exchange.......      15,000        859
  Sprint Corporation.............      40,000      2,708
  WorldCom, Inc..................      70,000      3,014
                                                --------
                                                  17,018
                                                --------
CONSUMER CYCLICALS 6%
  Consolidated Stores Corp.......      25,000      1,073
  Dun & Bradstreet...............      30,000      1,026
  Gannett Co., Inc...............      60,000      4,313
  Kohl's Corp....................      20,000      1,635
  Limited Inc....................      50,000      1,434
  Lowe's Companies...............      35,000      2,457
  New York Times Co. Cl 'A'......      40,000      2,800
  Nike Incorporated..............      15,000        664
  Pier One Imports...............      30,000        814
  Service Corporation
    International................      30,000      1,273
  Tribune Company................      40,000      2,820
                                                --------
                                                  20,308
                                                --------

                                     FACE/       MARKET
                                     SHARES      VALUE
                                     ------      ------
COMMON STOCK (CONTINUED)
CONSUMER STAPLES 12%
  Anheuser Busch Cos., Inc.......      50,000   $  2,316
  Bergen Brunswig Corp...........      20,000        853
  Cardinal Health Inc............      15,000      1,323
  Clear Channel Comm.............      10,000        980
  Clorox Co......................      10,000        857
  Coca Cola Company..............     100,000      7,744
  The Walt Disney Company........      25,000      2,669
  Gillette Company...............      25,000      2,967
  Imax Inc.......................      20,000        568
  Jacor Communications...........      20,000      1,180
  Kimberly-Clark Corp............      30,000      1,504
  McDonald's Corporation.........      30,000      1,800
  PepsiCo Incorporated...........      50,000      2,134
  Philip Morris Companies,
    Inc..........................     150,000      6,253
  Playtex Incorporated...........      75,000      1,106
  Proctor & Gamble Company.......      70,000      5,906
  Robert Mondavi, Class A........      15,000        619
                                                --------
                                                  40,778
                                                --------
ENERGY 10%
  British Petroleum Company......      10,000        861
  Exxon Corp.....................      40,000      2,705
  Global Marine..................      50,000      1,238
  Mobil Corp.....................     116,000      8,889
  Royal Dutch Petroleum..........     150,000      8,522
  Schlumberger Ltd...............      40,000      3,030
  Texaco, Incorporated...........     100,000      6,025
  Transocean Offshore, Inc.......      20,000      1,029
                                                --------
                                                  32,297
                                                --------
FINANCIAL SERVICES 17%
  American International Group,
    Inc..........................      30,000      3,778
  AmSouth Bancorporation.........      20,000      1,181
  Banc One Corporation...........     110,000      6,958
  Bank of New York Co. Inc.......       7,000        440
  Bankers Trust NY...............       7,000        842
  Beneficial Corporation.........      25,000      3,108
  Charter One Financial Corp.....     110,250      7,380
  Cincinnati Financial Corp......      75,000      9,394
  Consolidated Capital...........      30,000        754
  Federal National Mortgage......      30,000      1,898
  Huntington Bancshares..........      60,000      2,186
  Key Corp.......................     200,000      7,563

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

THE CARDINAL FUND
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                     FACE/       MARKET
                                     SHARES      VALUE
                                     ------      ------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
  Marsh & McLennan, Inc..........      90,000   $  7,858
  T. Rowe Price Associates
    Inc..........................      15,000      1,056
                                                --------
                                                  54,394
                                                --------
HEALTHCARE 12%
  American Home Products.........      80,000      7,630
  Amgen, Incorporated............      15,000        913
  Biomet, Inc....................      60,000      1,800
  Boston Scientific..............      20,000      1,350
  HEALTHSOUTH Corporation........      50,000      1,403
  Johnson & Johnson..............      80,000      5,865
  Medtronic, Inc.................      70,000      3,631
  Merck & Company, Inc...........      50,000      6,419
  Pfizer, Inc....................      70,000      6,978
  Tenet Healthcare Corporation...      40,000      1,453
  Warner Lambert Inc.............      10,000      1,703
                                                --------
                                                  39,145
                                                --------
TECHNOLOGY 15%
  3Com Corp......................      20,000        719
  Applied Materials..............      40,000      1,413
  Aspen Technology...............      10,000        413
  Cisco Systems..................      37,500      2,564
  Compaq Computer Corp...........     150,000      3,881
  Computer Associates
    International Inc............      15,000        866
  Computer Sciences Corp.........      30,000      1,650
  Dell Computer Corp.............      26,000      1,762
  HBO & Company..................      15,000        906
  Hewlett Packard................      40,000      2,535
  Intel Corp.....................      90,000      7,026
  International Business Machines
    Corp.........................      30,000      3,116

                                     FACE/       MARKET
                                     SHARES      VALUE
                                     ------      ------
COMMON STOCK (CONTINUED)
  KLA - Tencor Corp..............      10,000   $    383
  Lucent Technologies............      40,000      5,115
  Microsoft Corp.................     110,000      9,845
  Motorola Inc...................      40,000      2,425
  PRI Automation.................      20,000        524
  Tektronix, Incorporated........      25,000      1,116
  Tellabs, Incorporated..........      30,000      2,014
  Texas Instruments, Inc.........      20,000      1,083
                                                --------
                                                  49,352
                                                --------
UTILITIES 2%
  Western Resources..............      60,000      2,565
  Williams Companies, Inc........     120,000      3,840
                                                --------
                                                   6,405
                                                --------
  TOTAL COMMON STOCK.............                300,464
                                                --------
    (cost $148,183,994)
REPURCHASE AGREEMENTS 8%
  Fifth Third Bank 5.88% due
    4/01/98 (collateralized by
    $1,230,000 U.S. Government
    Obligations).................   1,205,179      1,205
  Paine Webber Inc. 5.92% 4/01/98
    (collateralized by
    $26,877,000 U.S. Government
    Obligations).................  26,350,000     26,350
                                                --------
    TOTAL REPURCHASE AGREEMENTS..                 27,555
                                                --------
    (cost $27,555,179)
    TOTAL INVESTMENTS 100%.......               $328,019
                                                ========
    (cost $175,739,173)

---------------

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation (including unrealized appreciation
          on options written).......................................    $153,277
        Unrealized depreciation.....................................        (997)
                                                                        --------
        Net unrealized appreciation.................................    $152,280
                                                                        ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
MARCH 31, 1998 (UNAUDITED)

                                      SHARES/    MARKET
                                        PAR       VALUE
                                      -------    ------
COMMON STOCK
BASIC MATERIALS
  Buckeye Technologies..............    4,000    $    85
                                                 -------
CAPITAL GOODS
  Lancer Corp.......................   10,000        138
  Littel Fuse.......................    5,000        130
  U.S. Filter.......................    3,000        105
  Aavid Thermal Tech................    4,000        124
                                                 -------
                                                     496
                                                 -------
COMMUNICATIONS
  AirTouch Communications...........    7,000        343
  MCI Communications Corp...........    6,000        297
  Pacific Gateway Exchange..........    2,000        115
  WorldCom Inc......................    7,000        301
                                                 -------
                                                   1,056
                                                 -------
CONSUMER CYCLICALS
  Cort Business Services............    4,000        190
  Cendant Corp......................    3,604        143
  Gartner Group A...................    3,000        112
  Kohl's............................    2,000        164
  New York Times Co. CIA............    3,000        210
  Personal Group of America.........    8,000        182
  Pierce Leahy......................    6,000        152
  Team America......................    9,000        124
                                                 -------
                                                   1,277
                                                 -------
CONSUMER STAPLES
  Chancellor Media Corp. 'A'........    6,000        275
  Bergen Brunswig Corp..............    3,000        128
  CBS Corporation...................    3,000        102
  Emmis Broadcasting 'A'............    2,000        106
  Imax, Inc.........................    6,000        170
  Pixar.............................    4,000        140
  Heftel Broadcasting...............    2,500        112
                                                 -------
                                                   1,032
                                                 -------
ENERGY
  Global Marine.....................    5,000        124
                                                 -------
FINANCIAL
  Edwards (A.G.) Inc................    5,000        219
  AmSouth Bancorp...................    2,500        148
  Bear Stearns Cos..................    2,550        131
  Consolidated Capital..............    7,000        176

                                      SHARES/    MARKET
                                        PAR       VALUE
                                      -------    ------
COMMON STOCK (CONTINUED)
FINANCIAL (CONTINUED)
  Corestates Financial..............    1,000    $    90
  Crestar Financial.................    2,500        148
  CMAC Investment...................    3,000        200
  Friedman Billings Ramsey..........    7,000        117
  Fleet Financial Group.............    3,000        255
  First Tennessee National..........    6,000        193
  Legg Mason Inc....................    3,033        180
  McDonald & Co. Invest.............    6,000        179
  Mellon Bank Corp..................    3,000        191
  Merrill Lynch & Co., Inc..........    2,000        166
  Nationwide Finl Svcs. 'A'.........    5,000        217
  Paine Webber Group................    3,750        150
  PNC Bank Corp.....................    4,000        240
  Raymond James Financial...........    3,500        152
  Summit Bancorp....................    3,500        175
  Traveler's Group, Inc.............    3,390        203
  Union BanCal Corp.................    1,500        150
  Union Planters....................    2,000        124
  Hambrecht & Quist Group...........    3,000        105
  Lehman Brothers Holdings..........    2,000        150
                                                 -------
                                                   4,059
                                                 -------
HEALTHCARE
  Alkermes Inc......................    5,000        124
  Bioanalytical Systems Inc.........   12,000        104
  Biomet, Inc.......................   10,000        300
  Cygnus Inc........................    5,000         83
  Genzyme Corp......................    3,000         96
  Teva Pharmaceuticals ADR..........    4,000        171
  Conmed Corporation................    4,000         96
  Dentsply International............    4,000        125
  Vertex Pharmaceuticals Inc........    5,000        160
                                                 -------
                                                   1,258
                                                 -------
TECHNOLOGY
  Analog Devices....................    8,666        288
  Applied Materials.................    4,500        159
  Asyst Technologies................    5,000        116
  CFM Technologies..................    7,000        105
  CHS Electronics...................    4,500         84
  Cisco Systems.....................    2,000        137
  Computer Science..................    8,000        440
  Cymer Inc.........................    4,000         81
  Dell Computer Corp................    4,000        271

---------------

* Non-income producing                                               (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                      SHARES/    MARKET
                                        PAR       VALUE
                                      -------    ------
COMMON STOCK (CONTINUED)
TECHNOLOGY (CONTINUED)
  EMC Corp..........................    6,000    $   227
  GenRad, Inc.......................    8,000        249
  Intel Corp........................    4,100        320
  KLA-Tencor Corp...................    3,000        115
  Kulicke & Soffa Corp..............    2,500         54
  Lattice Semiconductor.............    3,000        154
  Microsoft Corp....................    5,000        448
  Power Integrations Int............    7,000         93
  PRI Automation....................    5,000        131
  Secure Computing Corp.............    5,000         67
  Tellabs, Inc......................    5,500        369
                                                 -------
                                                   3,907
                                                 -------
    TOTAL COMMON STOCK..............              13,293
                                                 -------
    (cost $8,888,474)

                                      SHARES/    MARKET
                                        PAR       VALUE
                                      -------    ------
INDEX OPTIONS
  Russell 2000 June 1998 Calls @
    460.............................       60    $   213
                                                 -------
    TOTAL INDEX OPTIONS.............                 213
                                                 -------
    (cost $132,180)
REPURCHASE AGREEMENT
Fifth Third Bank 5.88% due 04/01/98
  (collateralized by $1,230,000 U.S.
  Government Obligations)...........   80,955         81
                                                 -------
    TOTAL INVESTMENTS...............             $13,587
                                                 =======
    (cost $9,101,609)

---------------

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $    4,804
Unrealized depreciation (including unrealized depreciation
  on options written).......................................        (319)
                                                              ----------
Net unrealized appreciation.................................  $    4,485
                                                              ==========

* Non-income producing

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                       FACE/     MARKET
                                      SHARES      VALUE
                                      ------     ------
COMMON STOCK 72%
BASIC MATERIALS 2%
  DuPont de Nemours and Co..........    2,000    $   136
  Monsanto Co.......................    4,500        234
                                                 -------
                                                     370
                                                 -------
CAPITAL GOODS 9%
  Avery Dennison Corp...............    4,500        240
  Crane Co..........................    4,500        239
  Deere & Co........................    3,000        186
  Emerson Electric Co...............    3,000        196
  General Electric Co...............    4,000        345
  Textron, Inc......................    2,400        185
  Tyco Int'l Ltd....................    5,000        273
                                                 -------
                                                   1,663
                                                 -------
COMMUNICATIONS SERVICES 3%
  MCI Communications Corp...........    5,100        252
  Worldcom, Inc.....................    7,000        301
                                                 -------
                                                     554
                                                 -------
CONSUMER CYCLICALS 6%
  Consolidated Stores Inc...........    4,000        172
  Kohls.............................    3,000        245
  New York Times Class A............    3,500        245
  Service Corp. International.......    4,500        191
  Tribune Co........................    4,000        282
  Meredith Corporation..............    2,000         84
                                                 -------
                                                   1,219
                                                 -------

                                       FACE/     MARKET
                                      SHARES      VALUE
                                      ------     ------
CONSUMER STAPLES 10%
  Bergen Brunswig Corp..............    3,000    $   128
  Cardinal Health Inc...............    2,000        176
  Colgate-Palmolive.................    3,000        260
  The Walt Disney Co................    1,900        203
  Gillette Co.......................    2,500        297
  Coca Cola Corp....................    3,000        232
  Robert Mondavi, Class A...........    4,500        186
  Pepsico, Inc......................    4,000        171
  Proctor & Gamble Co...............    2,000        169
  Jacor Communications..............    2,000        118
                                                 -------
                                                   1,939
                                                 -------
ENERGY 4%
  Mobil Corp........................    2,000        153
  TransOcean Offshore, Inc..........    4,000        206
  Schlumberger Ltd..................    2,000        152
  Exxon Corp........................    3,000        203
  Global Marine.....................    5,000        124
                                                 -------
                                                     837
                                                 -------
FINANCIAL SERVICES 15%
  Ahmanson H. F.....................    4,000        310
  American International Group......    1,500        189
  AmSouth Bancorporation............    3,300        195
  American Express..................    2,000        184
  Franklin Resources................    4,600        244
  Golden State Bank.................    3,000        275
  Bank of New York..................    3,500        220
  Bank of Boston....................    2,000        221
  Citicorp..........................    1,000        142
  Federal National Mortgage
    Association.....................    2,500        158
  Mellon Bank Corp..................    3,000        191
  T. Rowe Price Associates..........    3,500        246
  Traveler's Group, Inc.............    4,000        240
                                                 -------
                                                   2,813
                                                 -------

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
MARCH 31, 1998 (UNAUDITED)

                                       FACE/     MARKET
                                      SHARES      VALUE
                                      ------     ------
HEALTHCARE 9%
  American General Hospital.........    4,000    $   111
  Amgen, Inc........................    2,000        122
  HealthSouth Corp..................    9,000        253
  Johnson & Johnson.................    3,000        220
  Medtronic, Inc....................    5,000        259
  Merck & Co........................    2,000        257
  Pfizer Inc........................    2,000        199
  Quorum Health Group*..............    4,500        151
  Tenet Healthcare Corp.............    4,000        145
                                                 -------
                                                   1,717
                                                 -------
TECHNOLOGY 11%
  Applied Materials.................    5,000        177
  Cisco Systems.....................    3,000        205
  Compaq Computer Corp..............    6,000        155
  Computer Sciences Corp............    4,000        220
  HBO & Co..........................    4,000        242
  Hewlett Packard...................    3,000        190
  Intel Corp........................    2,600        203
  Lucent Technology.................    2,500        320
  Microsoft Corp....................    4,000        358
                                                 -------
                                                   2,069
                                                 -------
TRANSPORTATION 2%
  Burlington North/Santa Fe.........    1,500        156
  Federal Express...................    2,500        178
                                                 -------
                                                     334
                                                 -------
UTILITIES 1%
  Williams Companies, Inc...........    6,000        192
                                                 -------
    TOTAL COMMON STOCK..............              13,707
                                                 -------
      (Cost $8,959,720)

                                       FACE/     MARKET
                                      SHARES      VALUE
                                      ------     ------
U.S. GOVERNMENT AND
  AGENCY BONDS 13%
  US Treasury Strip 11.250%,
    02/15/09........................  1,000,000  $   530
  US Treasury Note 5.875%,
    02/15/04........................  500,000        505
  FNMA 6.99%, 07/09/02..............  250,000        259
  FNMA 6.94%, 03/14/11..............  500,000        502
  FNMA 7.50%, 11/15/06..............  250,000        256
  FNMA 6.24%, 01/14/08..............  250,000        249
  FNMA 6.43%, 01/11/08..............  250,000        247
                                                 -------
    TOTAL U.S. GOVERNMENT AND AGENCY
      BONDS.........................               2,547
                                                 -------
      (Cost $2,451,381)
CORPORATE BONDS 13%
  Dole Foods 7.00%, 05/15/03........  200,000        205
  Anheuser Busch 7.00%, 09/01/05....  250,000        257
  US Filter 4.50%, 12/15/01.........  150,000        166
  American Airlines 10.18%,
    01/02/13........................  250,000        313
  CSX Transportation 6.72%,
    06/01/06........................  250,000        257
  Virginia Electric 6.75%,
    02/01/07........................  250,000        255
  Limited, Inc. 7.50%, 03/15/23.....  250,000        248
  Nordstrom 6.70%, 07/01/05.........  250,000        255
  GMAC 7.00%, 09/15/02..............  200,000        206
  Kemper Co. 6.875%, 09/15/03.......  250,000        257
                                                 -------
    TOTAL CORPORATE BONDS...........               2,417
                                                 -------
      (Cost $2,227,162)
REPURCHASE AGREEMENT 3%
  Fifth Third Bank 5.88%, 04/01/98
    (collateralized by $500,000 U.S.
    Government and Agency
    Obligations)....................  488,298        488
                                                 -------
    TOTAL INVESTMENTS 100%..........             $19,160
                                                 =======
      (Cost $14,124,561)

---------------

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $    5,106
Unrealized depreciation.....................................         (71)
                                                              ----------
Net unrealized appreciation.................................  $    5,035
                                                              ==========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (PRINCIPAL AMOUNTS AND MARKET VALUE IN THOUSANDS) --

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
MARCH 31, 1998 (UNAUDITED)

                                                   MARKET
                                      PRINCIPAL    VALUE
                                       AMOUNT     (NOTE 2)
                                      ---------   --------
U. S. GOVERNMENT AGENCY OBLIGATIONS 95%
  GNMA Note, 7.00%, stated maturity
    01-15-28........................  $  2,015    $  2,034
  GNMA Note, 7.00%, stated maturity
    01-15-28........................     4,032       4,071
  GNMA Note, 7.00%, stated maturity
    02-15-28........................     3,993       4,031
  GNMA Note, 7.00%, stated maturity
    01-15-28........................     9,881       9,977
  GNMA Note, 7.35% stated maturity
    07-15-98........................     2,242       2,301
  GNMA Note, 7.38%, stated maturity
    10-15-98........................       165         176
  GNMA Note, 7.50%, stated maturity
    02-15-27........................       931         957
  GNMA Note, 7.50%, stated maturity
    11-15-27........................     5,865       6,026
  GNMA Note, 7.50%, stated maturity
    12-15-26........................       933         959
  GNMA Note, 7.50%, stated maturity
    10-15-25........................     1,783       1,832
  GNMA Note, 7.50%, stated maturity
    11-15-26........................     1,833       1,883
  GNMA Note, 7.50%, stated maturity
    12-15-26........................       969         995
  GNMA Note, 7.50%, stated maturity
    02-15-27........................     1,707       1,754
  GNMA Note, 7.50%, stated maturity
    05-15-23........................     1,045       1,073
  GNMA Note, 7.50%, stated maturity
    09-15-22........................     2,046       2,102
  GNMA Note, 7.63%, stated maturity
    05-15-99........................     5,857       6,175
  GNMA Note, 7.75%, stated maturity
    07-15-97........................       371         375
  GNMA Note, 7.75%, stated maturity
    05-15-32........................     1,968       2,020
  GNMA Note, 7.75%, stated maturity
    11-15-26........................     1,826       1,876
  GNMA Note, 8,00%, stated maturity
    10-15-98........................     2,470       2,655
  GNMA Note, 8.00%, stated maturity
    12-15-98........................       143         147
  GNMA Note, 8.00%, stated maturity
    08-15-35........................     3,266       3,470
  GNMA Note, 8.00%, stated maturity
    04-15-37........................     1,022       1,084

                                                   MARKET
                                      PRINCIPAL    VALUE
                                       AMOUNT     (NOTE 2)
                                      ---------   --------
U. S. GOVERNMENT AGENCY OBLIGATIONS
  (CONTINUED)
  GNMA Note, 8.00%, stated maturity
    06-15-19........................  $  2,319    $  2,409
  GNMA Note, 8.00%, stated maturity
    08-15-31........................     1,195       1,285
  GNMA Note, 8.00%, stated maturity
    05-15-21........................     3,328       3,443
  GNMA Note, 8.12%, stated maturity
    05-15-99........................     3,448       3,653
  GNMA Note, 8.13%, stated maturity
    05-15-99........................       354         375
  GNMA Note, 8.25%, stated maturity
    07-15-27........................     2,758       2,820
  GNMA Note, 8.25%, stated maturity
    03-15-22........................       916         943
  GNMA Note, 8.25%, stated maturity
    11-15-34........................     1,977       2,145
  GNMA Note, 8.25%, stated maturity
    10-15-36........................     2,420       2,668
  GNMA Note, 8.50%, stated maturity
    06-15-16........................       183         196
  GNMA Note, 8.50%, stated maturity
    09-15-16........................       386         413
  GNMA Note, 8.50%, stated maturity
    07-15-16........................       764         818
  GNMA Note, 8.50%, stated maturity
    09-15-29........................     2,143       2,341
  GNMA Note, 8.50%, stated maturity
    05-15-16........................        36          39
  GNMA Note, 8.50%, stated maturity
    09-15-16........................       275         295
  GNMA Note, 8.50%, stated maturity
    05-15-17........................       145         155
  GNMA Note, 8.50%, stated maturity
    06-15-16........................       177         190
  GNMA Note, 8.50%, stated maturity
    06-15-16........................       168         180
  GNMA Note, 8.50%, stated maturity
    06-15-17........................       294         315
  GNMA Note, 8.50%, stated maturity
    03-15-30........................     1,755       1,891
  GNMA Note, 8.50%, stated maturity
    11-15-16........................       313         335
  GNMA Note, 8.50%, stated maturity
    01-15-17........................       193         207
  GNMA Note, 8.50%, stated maturity
    02-15-17........................       556         596

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
MARCH 31, 1998 (UNAUDITED)

                                                   MARKET
                                      PRINCIPAL    VALUE
                                       AMOUNT     (NOTE 2)
                                      ---------   --------
U. S. GOVERNMENT AGENCY OBLIGATIONS
  (CONTINUED)
  GNMA Note, 8.50%, stated maturity
    06-15-17........................  $    232    $    249
  GNMA Note, 8.50%, stated maturity
    02-15-17........................       123         132
  GNMA Note, 8.50%, stated maturity
    06-15-17........................       215         230
  GNMA Note, 8.50%, stated maturity
    06-15-17........................       413         443
  GNMA Note, 8.50%, stated maturity
    01-15-17........................       312         334
  GNMA Note, 8.50%, stated maturity
    01-15-17........................       119         127
  GNMA Note, 8.50%, stated maturity
    01-18-18........................       263         281
  GNMA Note, 8.50%, stated maturity
    01-15-17........................       343         368
  GNMA Note, 8.50%, stated maturity
    02-15-17........................        66          70
  GNMA Note, 8.50%, stated maturity
    05-15-17........................       103         110
  GNMA Note, 8.50%, stated maturity
    02-15-17........................       227         243
  GNMA Note, 8.50%, stated maturity
    02-15-17........................       126         135
  GNMA Note, 8.50%, stated maturity
    01-15-23........................     5,209       5,482
  GNMA Note, 8.50%, stated maturity
    07-15-17........................       414         443
  GNMA Note, 8.50%, stated maturity
    01-15-17........................       232         249
  GNMA Note, 8.50%, stated maturity
    01-15-17........................       187         200
  GNMA Note, 8.50%, stated maturity
    06-15-22........................       923         948
  GNMA Note, 9.00%, stated maturity
    05-15-17........................        10          11
  GNMA Note, 9.00%, stated maturity
    08-15-24........................     1,468       1,580
  GNMA Note, 9.00%, stated maturity
    08-15-24........................       985       1,060
  GNMA Note, 9.00%, stated maturity
    09-15-16........................        87          94
  GNMA Note, 9.00%, stated maturity
    12-15-19........................       131         143

                                                   MARKET
                                      PRINCIPAL    VALUE
                                       AMOUNT     (NOTE 2)
                                      ---------   --------
U. S. GOVERNMENT AGENCY OBLIGATIONS
  (CONTINUED)
  GNMA Note, 9.00%, stated maturity
    05-15-18........................  $     69    $     75
  GNMA Note, 9.00%, stated maturity
    01-15-17........................       139         151
  GNMA Note, 9.00%, stated maturity
    10-15-21........................     1,748       1,788
  GNMA Note, 9.00%, stated maturity
    05-15-18........................        81          88
  GNMA Note, 9.00%, stated maturity
    10-15-16........................        44          48
  GNMA Note, 9.00%, stated maturity
    11-15-18........................       184         200
  GNMA Note, 9.00%, stated maturity
    04-15-18........................        34          37
  GNMA Note, 9.00%, stated maturity
    08-15-18........................       141         153
  GNMA Note, 9.00%, stated maturity
    05-15-18........................       103         112
  GNMA Note, 9.00%, stated maturity
    06-15-25........................       523         563
  GNMA Note, 9.00%, stated maturity
    07-15-18........................        60          65
  GNMA Note, 9.00%, stated maturity
    03-15-33........................       774         855
  GNMA Note, 9.00%, stated maturity
    10-15-19........................       141         153
  GNMA Note, 9.00%, stated maturity
    04-15-21........................       225         245
  GNMA Note, 9.00%, stated maturity
    12-15-19........................       241         262
  GNMA Note, 9.00%, stated maturity
    03-15-33........................       753         832
  GNMA Note, 9.25%, stated maturity
    05-15-33........................       831         920
  GNMA Note, 9.25%, stated maturity
    03-15-30........................       812         900
  GNMA Note, 9.50%, stated maturity
    01-15-19........................       184         189
  GNMA Note, 9.50%, stated maturity
    04-15-17........................       213         228
  GNMA Note, 9.50%, stated maturity
    02-15-23........................       613         625

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED) --

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
MARCH 31, 1998 (UNAUDITED)

                                                   MARKET
                                      PRINCIPAL    VALUE
                                       AMOUNT     (NOTE 2)
                                      ---------   --------
U. S. GOVERNMENT AGENCY OBLIGATIONS
  (CONTINUED)

  GNMA Note, 10.20%, stated maturity
    12-15-22........................  $  1,614    $  1,711
  GNMA Note, 10.50%, stated maturity
    07-15-14........................       988       1,034
  GNMA Note, 7.00%, stated maturity
    12-01-27........................     2,942       2,975
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATION (COST
                                      --------    --------
        $110,449,813)...............   108,112     112,828
                                      --------    --------


                                                   MARKET
                                      PRINCIPAL    VALUE
                                       AMOUNT     (NOTE 2)
                                      --------    --------
U. S. GOVERNMENT AGENCY OBLIGATIONS
  (CONTINUED)
REPURCHASE AGREEMENT
Fifth Third Bank 5.88%, Due 04-01-98
  (collateralized by $5,650,000 U.S.
  Government Obligation)              $  5,539    $  5,539
                                                  --------
      TOTAL INVESTMENTS (COST
        $115,989,047) (a)...........              $118,367
                                                  ========

---------------

CLC -- Construction Loan Contract
GNMA -- Government National Mortgage Association
PL -- Project Loan
+ Security is segregated as collateral for construction loans

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................   $2,662
Unrealized depreciation.....................................     (283)
                                                               ------
Net unrealized appreciation.................................   $2,379
                                                               ======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)
1.  ORGANIZATION

The Cardinal Group (the "Group") is an open-end management investment company, sponsored by The Ohio Company ("TOC"), established as an Ohio business trust on March 23, 1993. The Group is authorized to issue an unlimited number of shares which are units of beneficial interest without par value. Before June 24, 1993 the Group had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest in each of Cardinal Balanced Fund and Cardinal Aggressive Growth Fund (the "Original Portfolios") for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's Investment Adviser and a wholly owned subsidiary of TOC.

The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27,1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, the following series of Fountain Square (collectively, the "Acquiring Funds") would acquire all of the assets of the series of The Group (collectively, the "Acquired Funds"), in exchange for the assumption of all of the corresponding Acquired Funds' liabilities and a number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the Acquired Fund's net assets (the "Reorganization"):

             ACQUIRED FUND                                     ACQUIRING FUND
             -------------                                     --------------
Cardinal Government Securities Money               Fountain Square Government Cash
  Market Fund                                      Reserve Fund
Cardinal Tax Exempt Money Market Fund              Fountain Square Tax Exempt Money
                                                   Market Fund
The Cardinal Fund                                  Fountain Square Cardinal Fund
Cardinal Aggressive Growth Fund                    Fountain Square Mid Cap Fund
Cardinal Balanced Fund                             Fountain Square Balanced Fund
Cardinal Government Obligations Fund               Fountain Square Bond Fund For Income

Pursuant to the terms of the Plan, holders of shares of an Acquired Fund would receive either Investment A Shares or Institutional Shares of the corresponding Acquiring Fund, as may be appropriate.

The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Acquired Funds at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

On Friday, March 20, 1998, shareholders of each Acquired Fund approved a new Investment Advisory and Management Agreement between the Group and CMC (the "New Advisory Agreement"). The New Advisory Agreement, which will become effective as of the effective date of Fifth Third Bancorp's acquisition of TOC, is identical in all material respects to the Group's current Investment Advisory and Management Agreement with CMC. Such acquisition is expected to be effective during June, 1998. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement, which will also be effective as of the date of The Ohio Company's acquisition, is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identity of the distributor.

The New Advisory Agreement was approved by the following votes:

                                                           VOTES FOR        VOTES AGAINST       VOTES ABSTAIN
                                                          -----------       -------------       -------------
Cardinal Government Securities Money Market Fund          245,424,068         3,415,985          12,520,792
Cardinal Tax Exempt Money Market Fund                      31,023,753           429,630           1,303,183
The Cardinal Fund                                         228,659,723         2,026,595           5,132,189
Cardinal Aggressive Growth Fund                            11,453,742            47,629             185,007
Cardinal Balanced Fund                                     15,609,093            90,901             463,266
Cardinal Government Obligations Fund                       77,122,877           627,595           1,787,191

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that the Group follows in the preparation of its financial statements and the calculation of daily net asset values. The policies are in conformity with generally accepted accounting principles and the Investment Company Act of 1940 (the "Act"), as amended. The preparation of these financial statements requires the management of the Group to make estimates and assumptions which affect the reported amounts of assets and liabilities as of March 31, 1998 and the income and expenses reported for the period. Actual results could differ significantly from those estimates.

SECURITIES VALUATION Investments in Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund (the "money market funds") are valued at amortized cost, which approximates the market value. Any premiums and discounts are amortized on a straight-line method to the maturity of the particular security. The use of the amortized cost method requires that the money market funds purchase only securities with a remaining maturity of 397 calendar days or less (longer if certain maturity shortening provisions in Rule 2a-7, of the Act, apply) and maintain a dollar weighted portfolio maturity of 90 days or less.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

Investments in The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund (collectively the "non-money market funds") listed or traded on a national securities exchange are valued at the last sale price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as may be quoted by the National Association of Securities Dealers Automated Quotation System. If no quotations are available the portfolio securities are valued in good faith using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are recorded on the trade date, which is the date they are purchased or sold. Interest income is recognized on the accrual basis. Dividend income, if any, is recognized on the ex-dividend date. Realized gains or losses are calculated using the First-In/First-Out (FIFO) basis.

REPURCHASE AGREEMENTS It is the policy of the Group for its Custodian, Fifth Third Bank of Cincinnati, or a third-party bank reporting to the Custodian, to take possession of all securities pledged to the Group as collateral for the funds loaned in repurchase agreements. Repurchase agreements entered into by the Group must mature in seven days or less and be fully collateralized by securities eligible for purchase by the participating portfolio. The Group may only participate in repurchase transactions with those banks and securities broker/dealers that meet the credit criteria established by the Board of Trustees and monitored by CMC.

DEFERRED ORGANIZATIONAL COST Costs incurred with the initial organization of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund have been deferred and are being amortized on a straight-line basis over the 60 month period from the commencement of operations on June 24, 1993.

FEDERAL INCOME TAXES The Group has made no provision for Federal income taxes. It is the intention of the management of the Group to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and gains within the required time, to relieve it from all, or substantially all, Federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS The money market funds and Cardinal Government Obligations Fund declare dividends from net investment income daily and pay them to shareholders monthly. The Cardinal Fund, Cardinal Aggressive Growth Fund and Cardinal Balanced Fund declare and pay dividends from net investment income, if any, quarterly. Realized capital gains, if any, are declared and paid annually by each Fund. Distributions of net investment income and realized capital gains are determined in accordance with the Internal Revenue Code and may differ from those calculated in accordance with generally accepted accounting principles. Dividends and distributions which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

OPTION WRITING When a portfolio of the Group writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

written. Premiums received from options written that expire unexercised are recognized as realized gains by the portfolio on the expiration date. The difference, if any, between the premium received and the amount paid in a closing transaction is also treated as a realized gain or loss. If a written option is exercised, the premium received is added to proceeds from sales of the underlying securities for call options written or deducted from the cost basis of securities purchased for put options written. The portfolios making use of option writing bear the market risk of an unfavorable change in the price of any security/index underlying the written option.

EXPENSE ALLOCATION Expenses directly related to one of the Group's portfolios or classes are charged to that portfolio or class. Other operating expenses are allocated to the portfolios of the Group based on their relative net assets.

3.  PURCHASES AND SALES OF SECURITIES

The purchases and sales of investment securities (excluding short-term securities) for the six months ended March 31, 1998 are as follows:

                                                             PURCHASES     SALES
                                                               (000)       (000)
                                                             ---------    -------
The Cardinal Fund..........................................   $18,949     $22,141
Cardinal Aggressive Growth Fund............................     4,365       4,247
Cardinal Balanced Fund.....................................     2,761       2,283
Cardinal Government Obligations Fund.......................   111,550      61,941

4.  TRANSACTIONS WITH AFFILIATES

CMC, an affiliated company, acts as the Investment Adviser and Transfer Agent for the Group under contracts monitored and annually approved by the Board of Trustees. CMC receives a fee based on the average net assets of each portfolio, plus reimbursement of out-of-pocket costs, for these services as outlined below as of March 31, 1998:

                                                INVESTMENT ADVISER       TRANSFER AGENT
                                               FEE AS A PERCENT OF       FEE -- ANNUAL
                                                AVERAGE NET ASSETS     PER ACCOUNT CHARGE
                                               --------------------    ------------------
Money market funds.........................            0.50%                 $21.00
The Cardinal Fund*.........................            0.60%                  18.00
Cardinal Aggressive Growth Fund............            0.75%                  18.00
Cardinal Balanced Fund.....................            0.75%                  18.00
Cardinal Government Obligations Fund.......            0.50%                  21.00

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

TOC serves as the Group's distributor. TOC receives fees from each of the non-money market Funds for providing services under the Distribution and Shareholder Service Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940, and the Administrative Service Plan. Under the Plan, the non-money market funds pay TOC an annual fee not to exceed .25% of the average net assets of the Investor shares of those funds for providing distribution and shareholder services. Under the Administrative Services Plan, TOC receives .15% of the average net assets of the Institutional shares of those funds for providing shareholder services.

TOC reported to the Group that it received the following commissions (loads), after discounts to dealers, from the sale of shares of the portfolios of the Group for the six months ended March 31, 1998:

The Cardinal Fund --Investor Shares.........................    $167,520
Cardinal Aggressive Growth Fund --Investor Shares...........      24,772
Cardinal Balanced Fund --Investor Shares....................      38,153
Cardinal Government Obligations Fund --Investor Shares......     119,643

5.  COMMITMENTS AND CONTINGENCIES

The portfolios of the Group have available lines of credit with Fifth Third Bank of Cincinnati, the Custodian, which were unused at March 31, 1998. When used, borrowings under this arrangement are secured by investment securities and can be used only for short-term needs of the borrowing portfolio. Compensating balances are not required and the interest is calculated at 106% of the Custodian's prime lending rate. The amounts available under this arrangement are as follows:

Cardinal Government Securities Money Market Fund............    $25,000,000
Cardinal Tax Exempt Money Market Fund.......................     10,000,000
The Cardinal Fund...........................................     25,000,000
Cardinal Aggressive Growth Fund.............................      2,000,000
Cardinal Balanced Fund......................................      2,000,000
Cardinal Government Obligations Fund........................     25,000,000

The aggregate limit on borrowing for the Group under this arrangement is $25,000,000.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

Fidelity Bond and Errors/Omissions insurance coverage for the Group and its officers and Trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Certain portfolios include in other assets deposits made for the initial capital and certificates of deposits that collateralize standby letters of credit supporting potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits, certificates of deposit and additional capital commitments of the Group:

                                                                    CERTIFICATES   ADDITIONAL
                                                         DEPOSITS    OF DEPOSIT    COMMITMENTS
                                                         --------   ------------   -----------
Cardinal Government Securities Money Market Fund.......  $87,459       $175,000     $262,377
Cardinal Tax Exempt Money Market Fund..................   13,291         27,000       39,873
The Cardinal Fund......................................   28,588         56,600       85,764
Cardinal Government Obligations Fund...................   30,644         61,000       91,932

6.  FEDERAL INCOME TAXES

For Federal income tax purposes, at March 31, 1998 Cardinal Government Obligations Fund had a capital loss carryforward available to offset future capital gains, if any, that will expire over the next eight years.

At March 31, 1998, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any. The amount of the capital loss carryforward and the years they expire are as follows:

                                                           CARDINAL
                                                          GOVERNMENT
                                CARDINAL GOVERNMENT       SECURITIES        CARDINAL AGGRESSIVE
             YEAR                OBLIGATIONS FUND      MONEY MARKET FUND        GROWTH FUND
             ----               -------------------    -----------------    -------------------
1998..........................      $ 1,867,822                  --                    --
1999..........................          194,311                  --                    --
2001..........................        1,489,408                  --                    --
2002..........................        4,601,711                  --                    --
Thereafter....................       10,979,417             404,405               809,788
                                    -----------            --------              --------
                                    $19,132,669            $404,405              $809,788
                                    ===========            ========              ========

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

7.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Group for the six months ended March 31, 1998 and the year ended September 30, 1997 were as follows (in thousands):

                                                CARDINAL GOVERNMENT                   CARDINAL TAX EXEMPT
                                           SECURITIES MONEY MARKET FUND                MONEY MARKET FUND
                                         ---------------------------------     ---------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                          MARCH 31, 1998    SEPT. 30, 1997      MARCH 31, 1998    SEPT. 30, 1997
                                         ----------------   --------------     ----------------   --------------
    Shares outstanding:
      Beginning of period..............        504,282           477,875             60,284            59,915
                                            ----------        ----------           --------          --------
    Share Transactions:
      Issued...........................        747,207         1,330,914             83,671           155,053
      Reinvested.......................         11,377            22,599                858             1,668
      Redeemed.........................       (735,858)       (1,327,106)           (84,136)         (156,352)
                                            ----------        ----------           --------          --------
      Net change in shares.............         22,726            26,407                393               369
                                            ----------        ----------           --------          --------
      End of period....................        527,008           504,282             60,677            60,284
                                            ==========        ==========           ========          ========

                                                 THE CARDINAL FUND              CARDINAL AGGRESSIVE GROWTH FUND
                                                  INVESTOR SHARES                       INVESTOR SHARES
                                         ---------------------------------     ---------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                          MARCH 31, 1998    SEPT. 30, 1997      MARCH 31, 1998    SEPT. 30, 1997
                                         ----------------   --------------     ----------------   --------------
    Shares outstanding:
      Beginning of period..............         16,094            17,438                666               855
                                            ----------        ----------           --------          --------
    Share Transactions:
      Issued...........................            483               989                 23               140
      Reinvested.......................          1,204             1,512                  0                19
      Redeemed.........................           (876)           (3,845)               (18)             (348)
                                            ----------        ----------           --------          --------
      Net change in shares.............            811             1,344                  5              (189)
                                            ----------        ----------           --------          --------
      End of period....................         16,905            16,094                671               666
                                            ==========        ==========           ========          ========

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                                                                      CARDINAL GOVERNMENT
                                              CARDINAL BALANCED FUND                   OBLIGATIONS FUND
                                                  INVESTOR SHARES                       INVESTOR SHARES
                                         ---------------------------------     ---------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                          MARCH 31, 1998    SEPT. 30, 1997      MARCH 31, 1998    SEPT. 30, 1997
                                         ----------------   --------------     ----------------   --------------
    Shares outstanding:
      Beginning of period..............          1,180             1,210             14,679            16,557
                                            ----------        ----------           --------          --------
    Share Transactions:
      Issued...........................             64               105                280             1,050
      Reinvested.......................             86               126                180               606
      Redeemed.........................            (86)             (261)            (1,098)           (3,534)
                                            ----------        ----------           --------          --------
      Net change in shares.............             64               (30)              (632)           (1,878)
                                            ----------        ----------           --------          --------
      End of period....................          1,244             1,180             14,047            14,679
                                            ==========        ==========           ========          ========

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1998 (UNAUDITED)

                                                                                        CARDINAL AGGRESSIVE
                                            THE CARDINAL FUND                               GROWTH FUND
                                           INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
                                ------------------------------------------   ------------------------------------------
                                                     FOR THE PERIOD FROM                          FOR THE PERIOD FROM
                                SIX MONTHS ENDED   JANUARY 2, 1997 THROUGH   SIX MONTHS ENDED   JANUARY 2, 1997 THROUGH
                                 MARCH 31, 1998        SEPT. 30, 1997         MARCH 31, 1998        SEPT. 30, 1997
                                ----------------   -----------------------   ----------------   -----------------------
Shares outstanding:
  Beginning of period.........        1,615                     0                    276                     0
                                     ------                ------                 ------                ------
Share Transactions:
  Issued......................          186                 1,894                     25                   308
  Reinvested..................          138                    12                      0                     0
  Redeemed....................         (117)                 (291)                   (31)                  (32)
                                     ------                ------                 ------                ------
  Net change in shares........          207                 1,615                     (6)                  276
                                     ------                ------                 ------                ------
  End of period...............        1,822                 1,615                    270                   276
                                     ======                ======                 ======                ======

                                          CARDINAL BALANCED FUND                  CARDINAL GOVERNMENT OBLIGATIONS
                                           INSTITUTIONAL SHARES                      FUND INSTITUTIONAL SHARES
                                ------------------------------------------   ------------------------------------------
                                                     FOR THE PERIOD FROM                          FOR THE PERIOD FROM
                                SIX MONTHS ENDED   JANUARY 2, 1997 THROUGH   SIX MONTHS ENDED   JANUARY 2, 1997 THROUGH
                                 MARCH 31, 1998        SEPT. 30, 1997         MARCH 31, 1998        SEPT. 30, 1997
                                ----------------   -----------------------   ----------------   -----------------------
Shares outstanding:
  Beginning of period.........          129                     0                    708                     0
                                     ------                ------                 ------                ------
Share Transactions:
  Issued......................           26                   172                     83                   793
  Reinvested..................           11                     2                     24                    37
  Redeemed....................          (13)                  (45)                   (83)                 (122)
                                     ------                ------                 ------                ------
  Net change in shares........           24                   129                     24                   708
                                     ------                ------                 ------                ------
  End of period...............          153                   129                    732                   708
                                     ======                ======                 ======                ======

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                       YEAR ENDED SEPTEMBER 30,
                                         SIX MONTHS ENDED    --------------------------------------------
                                          MARCH 31, 1998       1997        1996        1995        1994
                                         ----------------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING.............      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00
INVESTMENT ACTIVITIES:
  Net investment income................          0.02            0.05        0.05        0.05        0.03
                                             --------        --------    --------    --------    --------
      Total from Investment
         Activities....................          0.02            0.05        0.05        0.05        0.03
                                             --------        --------    --------    --------    --------
DISTRIBUTIONS:
  From net investment income...........         (0.02)          (0.05)      (0.05)      (0.05)      (0.03)
                                             --------        --------    --------    --------    --------
      Total Distributions..............         (0.02)          (0.05)      (0.05)      (0.05)      (0.03)
                                             --------        --------    --------    --------    --------
NET ASSET VALUE, ENDING................      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00
                                             ========        ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
  Total return.........................          4.60%           4.67%       4.70%       4.98%       2.84%*
  Net Assets at end of period (000)....      $527,008        $504,264    $477,875    $445,374    $367,516
  Ratio of expenses to average net
    assets.............................          0.90%           0.88%       0.81%       0.81%       0.85%
  Ratio of net investment income to
    average
    net assets.........................          4.64%           4.57%       4.74%       4.92%       2.94%

---------------
* During the year ended September 30, 1994, CMC contributed $1,151,186 to Cardinal Government Securities Trust, the fund's predecessor, to offset losses incurred by the predecessor. Without the capital contribution, the 1994 total return would have been 2.55%.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                         YEAR ENDED SEPTEMBER 30,
                                             SIX MONTHS ENDED    ----------------------------------------
                                              MARCH 31, 1998      1997       1996       1995       1994
                                             ----------------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING.................      $  1.00         $  1.00    $  1.00    $  1.00    $  1.00
INVESTMENT ACTIVITIES:
  Net investment income....................         0.01            0.03       0.03       0.03       0.02
                                                 -------         -------    -------    -------    -------
      Total from Investment Activities.....         0.01            0.03       0.03       0.03       0.02
                                                 -------         -------    -------    -------    -------
DISTRIBUTIONS:
  From net investment income...............        (0.01)          (0.03)     (0.03)     (0.03)     (0.02)
                                                 -------         -------    -------    -------    -------
      Total Distributions..................        (0.01)          (0.03)     (0.03)     (0.03)     (0.02)
                                                 -------         -------    -------    -------    -------
NET ASSET VALUE, ENDING....................      $  1.00         $  1.00    $  1.00    $  1.00    $  1.00
                                                 =======         =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return.............................         2.94%           2.72%      2.67%      3.02%      1.78%
  Net Assets at end of period (000)........      $60,677         $60,284    $59,915    $64,780    $80,531
  Ratio of expenses to average net
    assets.................................         0.80%           0.80%      0.89%      0.81%      0.76%
  Ratio of net investment income to average
    net assets.............................         2.87%           2.79%      2.66%      2.99%      1.78%

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
THE CARDINAL FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                ENDED                    YEAR ENDED SEPTEMBER 30,
                                              MARCH 31,        --------------------------------------------
                                                 1998            1997        1996        1995        1994
                                           ----------------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING...............      $  16.65        $  13.13    $  13.23    $  12.73    $  12.91
                                               --------        --------    --------    --------    --------
INVESTMENT ACTIVITIES:
  Net investment income..................          0.09            0.14        0.25        0.36        0.31
  Net realized and unrealized gain on
    investments..........................          1.99            4.64        1.95        1.32        0.12
                                               --------        --------    --------    --------    --------
    Total from Investment Activities.....          2.08            4.78        2.20        1.68        0.43
                                               --------        --------    --------    --------    --------
DISTRIBUTIONS:
  From net investment income.............         (0.09)          (0.13)      (0.26)      (0.35)      (0.33)
  From net realized gains................         (1.12)          (1.13)      (2.04)      (0.83)      (0.28)
                                               --------        --------    --------    --------    --------
    Total Distributions..................         (1.21)          (1.26)      (2.30)      (1.18)      (0.61)
                                               --------        --------    --------    --------    --------
NET ASSET VALUE, ENDING..................      $  17.52        $  16.65    $  13.13    $  13.23    $  12.73
                                               ========        ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)......         13.46%          39.17%      17.96%      14.84%       3.38%
  Net Assets at end of period (000)......      $296,184        $267,908    $229,042    $226,181    $246,581
  Ratio of expenses to average net
    assets...............................          0.96%           1.06%       0.75%       0.70%       0.72%
  Ratio of net investment income after
    expenses to average net assets.......          1.02%           0.97%       1.90%       2.89%       2.40%
  Ratio of incurred expenses to average
    net assets (a).......................          0.96%           1.12%       0.85%       0.70%       0.72%
  Ratio of net investment income after
    incurred expenses to average net
    assets (a)...........................          1.02%           0.91%       1.80%       2.89%       2.40%
  Portfolio turnover rate................         10.65%          12.73%      57.93%      19.78%      23.20%
  Average commission rate paid (b).......      $   0.08        $   0.08    $   0.08    $   0.08    $   0.08

---------------

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.
(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
THE CARDINAL FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                 SIX MONTHS        FOR THE PERIOD FROM
                                                                   ENDED            JANUARY 2, 1997*
                                                                 MARCH 31,               THROUGH
                                                                    1998             SEPT. 30, 1997
                                                                 ----------        -------------------
NET ASSET VALUE, BEGINNING..................................      $ 16.64                $ 12.92
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.09                   0.12
  Net realized and unrealized gain on investments...........         2.01                   3.70
                                                                  -------                -------
    Total from Investment Activities........................         2.10                   3.82
                                                                  -------                -------
DISTRIBUTIONS:
  From net investment income................................        (0.09)                 (0.10)
  From net realized gains...................................        (1.12)                     0
                                                                  -------                -------
    Total Distributions.....................................        (1.21)                 (0.10)
                                                                  -------                -------
NET ASSET VALUE, ENDING.....................................      $ 17.53                $ 16.64
                                                                  =======                =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return..............................................        13.51%                 29.77%
  Net Assets at end of period (000).........................      $21,934                $26,881
                                                                  -------                -------
  Ratio of expenses to average net assets...................         0.88%                  1.00%
  Ratio of net investment income after expenses to average
    net assets..............................................         1.12%                  1.04%
  Portfolio turnover rate...................................        10.65%                 12.73%
  Average commission rate paid (a)..........................      $  0.08                $  0.08

---------------

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

  * Commencement of operations.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL AGGRESSIVE GROWTH FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                             YEAR ENDED SEPTEMBER 30,
                                                    SIX MONTHS ENDED   ------------------------------------
                                                     MARCH 31, 1998     1997      1996      1995      1994
                                                    ----------------   ------    ------    ------    ------
NET ASSET VALUE, BEGINNING........................       $14.70        $11.31    $12.37    $ 9.94    $10.47
                                                         ------        ------    ------    ------    ------
INVESTMENT ACTIVITIES:
  Net investment loss.............................        (0.08)        (0.20)    (0.17)    (0.10)    (0.13)
  Net realized and unrealized gain (loss)
    on investments................................        (0.22)         3.86      0.01      2.53     (0.36)
                                                         ------        ------    ------    ------    ------
      Total from Investment Activities............        (0.30)         3.66     (0.16)     2.43     (0.49)
                                                         ------        ------    ------    ------    ------
DISTRIBUTIONS:
  From net realized gains.........................         0.00         (0.27)    (0.90)     0.00     (0.04)
                                                         ------        ------    ------    ------    ------
      Total Distributions.........................         0.00         (0.27)    (0.90)     0.00     (0.04)
                                                         ------        ------    ------    ------    ------
NET ASSET VALUE, ENDING...........................       $14.40        $14.70    $11.31    $12.37    $ 9.94
                                                         ======        ======    ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)...............        (2.04)%       32.95%    (1.13)%   24.35%    (4.74)%
  Net Assets at end of period (000)...............       $9,665        $9,792    $9,669    $10,434   $9,460
  Ratio of expenses to average net assets.........         2.12%         1.86%     1.95%     2.24%     2.51%
  Ratio of net investment loss after
    expenses to average net assets................        (1.14)%       (1.50)%   (1.52)%   (0.92)%   (1.50)%
  Ratio of incurred expenses to average net assets
    (a)...........................................         2.12%         1.93%     2.17%     2.25%     2.51%
  Ratio of net investment loss after incurred
    expenses to average net assets (a)............        (1.14)%       (1.57)%   (1.75)%   (0.93)%   (1.50)%
  Portfolio turnover rate.........................        24.64%        34.43%    48.60%    80.35%    95.70%
  Average commission rate paid (b)................       $ 0.08        $ 0.07    $ 0.07    $ 0.07    $ 0.09

---------------

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL AGGRESSIVE GROWTH FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD FROM
                                                                                    JANUARY 2, 1997*
                                                              SIX MONTHS ENDED          THROUGH
                                                               MARCH 31, 1998        SEPT. 30, 1997
                                                              ----------------    -------------------
NET ASSET VALUE, BEGINNING..................................      $ 14.71                $11.62
                                                                  -------                ------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................        (0.08)                (0.15)
  Net realized and unrealized gain (loss)
    on investments..........................................        (0.23)                 3.24
                                                                  -------                ------
      Total from Investment Activities......................        (0.31)                 3.09
                                                                  -------                ------
DISTRIBUTIONS:
  From net realized gains...................................         0.00                  0.00
                                                                  -------                ------
      Total Distributions...................................         0.00                  0.00
                                                                  -------                ------
NET ASSET VALUE, ENDING.....................................      $ 14.40                $14.71
                                                                  =======                ======
RATIOS/SUPPLEMENTAL DATA:
  Total Return..............................................        (2.04)%               26.59%
  Net Assets at end of period (000).........................      $ 3,694                $4,062
  Ratio of expenses to average net assets...................         2.12%                 2.11%
  Ratio of net investment loss after
    expenses to average net assets..........................        (1.14)%               (1.71)%
  Portfolio turnover rate...................................        24.64%                34.43%
  Average commission rate paid (a)..........................      $  0.08                $ 0.07

---------------

  * Commencement of operations.

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL BALANCED FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                      SIX MONTHS ENDED   ----------------------------------------
                                                       MARCH 31,1998      1997       1996       1995       1994
                                                      ----------------   -------    -------    -------    -------
NET ASSET VALUE, BEGINNING..........................      $ 13.23        $ 11.86    $ 11.52    $  9.90    $ 10.13
                                                          -------        -------    -------    -------    -------
INVESTMENT ACTIVITIES:
  Net investment income.............................         0.11           0.27       0.41       0.34       0.23
  Net realized and unrealized gain (loss) on
    investments.....................................         1.37           2.40       0.73       1.67      (0.20)
                                                          -------        -------    -------    -------    -------
      Total from Investment Activities..............         1.48           2.67       1.14       2.01       0.03
                                                          -------        -------    -------    -------    -------
DISTRIBUTIONS:
  From net investment income........................        (0.13)         (0.24)     (0.41)     (0.35)     (0.23)
  From net realized gains...........................        (0.85)         (1.06)     (0.39)     (0.04)     (0.03)
                                                          -------        -------    -------    -------    -------
      Total Distributions...........................        (0.98)         (1.30)     (0.80)     (0.39)     (0.26)
                                                          -------        -------    -------    -------    -------
NET ASSET VALUE, ENDING.............................      $ 13.73        $ 13.23    $ 11.86    $ 11.52    $  9.90
                                                          =======        =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load).................        11.91%         24.71%     10.26%     20.76%      0.37%
  Net Assets at end of period (000).................      $17,088        $15,616    $14,345    $14,535    $13,973
  Ratio of expenses to average net assets...........         1.54%          1.44%      1.64%      1.94%      2.07%
  Ratio of net investment income after expenses to
    average net assets..............................         1.61%          2.23%      3.54%      3.24%      2.44%
  Ratio of incurred expenses to average net assets
    (a).............................................         1.54%          1.50%      1.86%      1.95%      2.07%
  Ratio of net investment income after incurred
    expenses to average net assets (a)..............         1.61%          2.17%      3.32%      3.23%      2.44%
  Portfolio turnover rate...........................        23.74%         61.23%     18.34%     37.62%     59.09%
  Average commission rate paid (b)..................      $  0.09        $  0.09    $  0.09    $  0.09    $  0.10

---------------

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL BALANCED FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD FROM
                                                                                    JANUARY 2, 1997*
                                                              SIX MONTHS ENDED          THROUGH
                                                               MARCH 31, 1998        SEPT. 30, 1997
                                                              ----------------    -------------------
NET ASSET VALUE, BEGINNING..................................      $ 13.23               $ 11.16
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.11                  0.16
  Net realized and unrealized gain (loss) on investments....         1.38                  2.08
                                                                  -------               -------
      Total from Investment Activities......................         1.49                  2.24
                                                                  -------               -------
DISTRIBUTIONS:
  From net investment income................................        (0.13)                (0.17)
  From net realized gains...................................        (0.85)                (0.00)
                                                                  -------               -------
      Total Distributions...................................        (0.98)                (0.17)
                                                                  -------               -------
NET ASSET VALUE, ENDING.....................................      $ 13.74               $ 13.23
                                                                  =======               =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return..............................................        11.91%                20.17%
  Net Assets at end of period (000).........................      $ 2,108               $ 1,708
  Ratio of expenses to average net assets...................         1.54%                 1.51%
  Ratio of net investment income after expenses to average
    net assets..............................................         1.61%                 1.99%
  Portfolio turnover rate...................................        23.74%                61.23%
  Average commission rate paid (a)..........................      $  0.09               $  0.09

---------------

  * Commencement of operations.

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT OBLIGATIONS FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                       YEAR ENDED SEPTEMBER 30,
                                         SIX MONTHS ENDED    --------------------------------------------
                                          MARCH 31, 1998       1997        1996        1995        1994
                                         ----------------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING.............      $   8.20        $   8.05    $   8.18    $   7.96    $   8.63
INVESTMENT ACTIVITIES:
  Net investment income................          0.28            0.61        0.60        0.64        0.66
  Net realized and unrealized gain
    (loss) on investments..............          0.02            0.11       (0.12)       0.22       (0.68)
                                             --------        --------    --------    --------    --------
    Total from Investment Activities...          0.30            0.72        0.48        0.86       (0.02)
                                             --------        --------    --------    --------    --------
DISTRIBUTIONS:
  From net investment income...........         (0.28)          (0.57)      (0.60)      (0.64)      (0.65)
  Tax return of capital................          0.00            0.00       (0.01)       0.00        0.00
                                             --------        --------    --------    --------    --------
    Total Distributions................         (0.28)          (0.57)      (0.61)      (0.64)      (0.65)
                                             --------        --------    --------    --------    --------
NET ASSET VALUE, ENDING................      $   8.22        $   8.20    $   8.05    $   8.18    $   7.96
                                             ========        ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)....          3.73%           9.28%       6.04%      11.27%      (0.27)%
  Net Assets at end of period (000)....      $115,467        $120,342    $133,298    $151,711    $169,529
  Ratio of expenses to average net
    assets.............................          0.82%           1.01%       0.78%       0.76%       0.75%
  Ratio of net investment income after
    charged expenses to average net
    assets.............................          6.91%           7.06%       7.39%       7.93%       7.88%
  Ratio of incurred expenses to average
    net assets.........................          0.82%           1.08%(a)     0.88%(a)     0.76%     0.75%
  Ratio of net investment income after
    incurred expenses to average net
    assets.............................          6.91%           6.99%(a)     7.29%(a)     7.93%     7.88%
  Portfolio turnover rate..............         29.60%          34.53%      33.58%      36.71%      21.95%

---------------

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT OBLIGATIONS FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                   FOR THE PERIOD FROM
                                                                                    JANUARY 2, 1997*
                                                              SIX MONTHS ENDED           THROUGH
                                                               MARCH 31, 1998        SEPT. 30, 1997
                                                              ----------------     -------------------
NET ASSET VALUE, BEGINNING..................................      $  8.20                $  8.09
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.28                   0.42
  Net realized and unrealized gain (loss) on investments....         0.03                   0.12
                                                                  -------                -------
    Total from Investment Activities........................         0.31                   0.54
                                                                  -------                -------
DISTRIBUTIONS:                                                      (0.28)                  0.43
  From net investment income................................         0.00                   0.00
                                                                  -------                -------
    Total Distributions.....................................        (0.28)                  0.43
                                                                  -------                -------
NET ASSET VALUE, ENDING.....................................      $  8.23                $  8.20
                                                                  =======                =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return..............................................         3.73%                  6.86%
  Net Assets at end of period (000).........................      $ 6,026                $ 5,803
  Ratio of expenses to average net assets...................         0.82%                  0.93%
  Ratio of net investment income after charged expenses to
    average net assets......................................         6.91%                  7.00%
  Portfolio turnover rate...................................        29.60%                 34.53%

---------------

* Commencement of operations.

See notes to financial statements.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

----------------------------------------------------------

---------------------------------------------------------
INVESTMENT ADVISER
Cardinal Management Corp.
215 East Capital Street
Columbus, Ohio 43215
TRANSFER AGENT AND DIVIDEND PAYING AGENT
Cardinal Management Corp.
215 East Capital Street
Columbus, Ohio 43215
DISTRIBUTOR
The Ohio Company
155 East Broad Street
Columbus, Ohio 43215
CUSTODIAN
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263
LEGAL COUNSEL
Baker & Hostetler LLP
65 East State Street
Columbus, Ohio 43215
INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

                            ------------------------

This report has been prepared for the information of shareholders of The Cardinal Group and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus.

---------------------------------------------------------
==========================================================

---------------------------------------------------------

                             [Cardinal Group Logo]

                       ----------------------------------
                               SEMI-ANNUAL REPORT
                       ----------------------------------

                                 MARCH 31, 1998

                         CARDINAL GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                              CARDINAL TAX EXEMPT
                               MONEY MARKET FUND

                               THE CARDINAL FUND

                        CARDINAL AGGRESSIVE GROWTH FUND

                             CARDINAL BALANCED FUND

                              CARDINAL GOVERNMENT
                                OBLIGATIONS FUND

                            [The Ohio Company Logo]

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